UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21583

Clough Global Allocation Fund
(exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Abigail J. Murray, Secretary
Clough Global Allocation Fund
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end:  October 31

Date of reporting period:  November 1, 2015 – April 30, 2016

Item 1.  Reports to Stockholders.

Clough Capital Partners L.P.

Boston • Hong Kong

SEMI-ANNUAL REPORT

April 30, 2016

CLOUGH GLOBAL ALLOCATION FUND

CLOUGH GLOBAL EQUITY FUND

CLOUGH GLOBAL OPPORTUNITIES FUND

Section 19(b) Disclosure

April 30, 2016 (Unaudited)

Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund (each a “Fund” and collectively, the “Funds”), acting pursuant to a Securities and Exchange Commission (“SEC”) exemptive order and with the approval of each Fund’s Board of Trustees (the “Board”), have adopted a plan, consistent with each Fund’s investment objectives and policies to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plan, Clough Global Allocation Fund distributes $0.120 per share on a monthly basis, Clough Global Equity Fund distributes $0.115 per share on a monthly basis and Clough Global Opportunities Fund distributes $0.100 per share on a monthly basis.

The fixed amount distributed per share is subject to change at the discretion of each Fund’s Board. Under the Plan, each Fund will distribute all available investment income to its shareholders, consistent with each Fund’s primary investment objectives and as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient investment income is not available on a monthly basis, each Fund will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board, except for extraordinary distributions and potential distribution rate increases or decreases to enable each Fund to comply with the distribution requirements imposed by the Code.

Shareholders should not draw any conclusions about each Fund’s investment performance from the amount of these distributions or from the terms of the Plan. Each Fund’s total return performance on net asset value is presented in its financial highlights table.

The Board may amend, suspend or terminate each Fund’s Plan without prior notice if it deems such action to be in the best interest of either the Fund or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if a Fund’s stock is trading at or above net asset value) or widening an existing trading discount. Each Fund is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, increased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code. Please refer to each Fund’s prospectus for a more complete description of its risks.

Please refer to Additional Information for a cumulative summary of the Section 19(a) notices for each Fund’s current fiscal period. Section 19(a) notices for each Fund, as applicable, are available on the Clough Global Closed-End Funds website www.cloughglobal.com.

Clough Global Funds	Table of Contents

Shareholder Letter	2
Portfolio Allocation
Global Allocation Fund	5
Global Equity Fund	6
Global Opportunities Fund	7
Statement of Investments
Global Allocation Fund	8
Global Equity Fund	14
Global Opportunities Fund	20
Statements of Assets and Liabilities	27
Statements of Operations	28
Statements of Changes in Net Assets	29
Statements of Cash Flows	32
Financial Highlights
Global Allocation Fund	33
Global Equity Fund	34
Global Opportunities Fund	35
Notes to Financial Statements	36
Dividend Reinvestment Plan	51
Additional Information
Fund Proxy Voting Policies & Procedures	52
Portfolio Holdings	52
Notice	52
Section 19(A) Notices	52
Investment Advisory Agreement Approval	53

Clough Global Funds	Shareholder Letter

April 30, 2016 (Unaudited)

To Our Investors:

For  the  first  half  of  2016  (11/1/2015  –  4/30/2016),  the  Global Allocation Fund was down 5.78%, The Global Opportunities Fund was down 6.81%, and the Global Equity Fund was down 8.63%.  The November  through  April  period  witnessed  tremendous  volatility.  The funds were very defensively positioned and were not able to participate in the rapid spring recovery to the extent we would have liked.  It should be noted that the funds have performed well in May and as of this writing their 2016 year to date performance is down 1.51% for the Global Allocation fund, down 2.49% for the Global Allocation fund, and down 4.19% for the Global Equity Fund.

Significant contributors to performance were in the energy sector (more on this below), the cable industry, and fixed income.  Not surprising given the oil rally late in the quarter that the significant detractors  to  performance  were  in  Industrial  and  Commodity  related shorts.

The  Global  Allocation  Fund  outperformed  the  Equity  and Opportunities Fund due to its higher weighting in fixed income and income producing equities;  A reminder that the Allocation fund is the  most  conservative  of  the  three  funds  and  will  tend  to outperform when bonds rally and equity markets are volatile.

As we head into the second half of 2016, you will notice that the funds have become more concentrated in our highest conviction themes.  Our four highest conviction themes are in Energy, Fixed Income  and  Yield  producing  assets,  Cable  and  Healthcare.   These four themes account for roughly 91% of the investments in the funds.

During the quarter, we introduced a long energy related strategy focusing on exploration and production companies with low cost reserves.    Several  of  the  names  including  WPX  Energy,  Sanchez Energy,  and  Continental  Resources,  were  among  the  quarter’s largest contributors.  We are currently hedging these positions with short positions in offshore drillers.

Energy does look to us to be a long term strategy because of the length of the investment cycle and the extent of the collapse in energy capital spending which continues despite recovery in the oil price.  Many focus on the land rig count, which declined 78%, but the  offshore  rig  count  is  down  34%  and  it  is  still  declining.   UBS analysts are looking for another 35%‐40% fall in the offshore  rig count.

At the risk of endlessly repeating ourselves one way we define value is businesses which generate high and growing free cash flow yields and we think the consolidation in the cable industry is the easiest way to invest in the digital disruption phenomenon.

Both the FCC and the United States Justice Department approved the  Charter/Time  Warner  merger  (and  the  related  Bright  House Cable acquisition).  The funds own Charter by itself and also through Liberty  Ventures  and  Liberty  Broadband.    Eventually  Liberty Broadband  will  be  merged  into  Charter  so  this  is  a  way  to  buy Charter  at  a  discount.    Charter’s  cash  flow  should  ramp  up meaningfully as a result.  The company estimates $400 million in synergies  and,  as  Charter  upgrades  to  digital,  better  pricing opportunities will emerge.

The funds also added significantly to income producing equities and corporate  bonds  during  the  quarter.    We  still  believe  in  a  low interest rate environment for the foreseeable future regardless off Federal Reserve interest rate policy.  A low growth and inflationary economy coupled with negative interest rates in other developed markets should keep a ceiling on long term rates in the US.  Yield is still in short supply and we are buyers of high quality income when it goes on sale like it did in the first quarter.

We  are  finding  attractive  income  producing  securities  yielding between 5% and 12% in a diversified basket of securities ranging from  investment  grade  debt,  Medical  Office  REITs,  Business Development  Companies  as  well  as  Mortgage  REITs.    The  funds  also maintain a position in US Treasuries in the long end of the  yield curve.

The greater presence of lower beta fixed income assets has reduced the need for the funds to hedge the portfolio with equity shorts relative to the past few years.  In addition to a more concentrated portfolio, you will also notice the funds will have a lower gross assets exposure.    This  lower  gross  exposure  is  due  to  the  meaningful reduction in equity shorts.  The smaller short book will also start to reduce  the  total  expense  ratio  of  the  fund  as  the  transactional expenses associated with hedging will be reduced.

The fourth largest theme in the portfolio is in Healthcare, a sector that was sold off heavily in the last year and now has very attractive valuations.  The funds’ health care exposure is currently constructed around: the capital expenditure cycle associated with government dollars flowing through the Affordable Care Act; disruptive scientific and  medical  innovations;  and  industry  consolidation  and  M&A trends.  In the near term we are watching for potential green shoots indicating  a  major  healthcare  market  sentiment  change  from negative to positive.

Given the recent high correlation and negative returns within the biotechnology and specialty pharmaceutical subsectors, we believe the ‘risk off’ nature of year to date trading could change quickly. This in turn could spark a reversion to the mean and higher equity prices for these two volatile subsectors. While we are not yet sure when or what will eventually lead generalist investors back to this space, we do believe that two basic factors ‐ namely, clarity on who will be the Republican  and  Democratic  nominees  for  President,  and  the resurgence of a healthy merger and acquisition market ‐ will be contributing factors.

2	www.cloughglobal.com

Clough Global Funds	Shareholder Letter

April 30, 2016 (Unaudited)

If  you  have  any  questions  about  your  investment,  please  call 1‐877‐256‐8445.

Sincerely,

Charles I. Clough, Jr.

Robert M. Zdunczyk

Past performance is no guarantee of future results.

This letter is provided for informational purposes only and is not an offer to purchase or sell shares. Clough Global Allocation Fund, Clough Global Equity Fund and Clough Opportunities Fund are closed-end funds, which are traded on the New York Stock Exchange AMEX, and does not continuously issue shares for sale as open-end mutual funds do. The market price of a closed end Fund is based on the market’s value.

The information in this letter represents the opinions of the individual Portfolio Managers and is not intended to be a forecast of future events, a guarantee of future results, or investment advice. Past performance is no guarantee of future results.

The net asset value (NAV) of a closed-end fund is the market price of the underlying investments (i.e., stocks and bonds) in the fund’s portfolio, minus liabilities, divided by the total number of fund shares outstanding. However, the fund also has a market price; the value of which it trades on an exchange. This market price can be more or less than its NAV.

Semi-Annual Report | April 30, 2016	3

Clough Global Funds	Shareholder Letter

April 30, 2016 (Unaudited)

CLOUGH GLOBAL ALLOCATION FUND
Top 10 Equity Holdings*	% of Total Portfolio
1. BP PLC ‐ Sponsored ADR	3.42%
2. Bank of America Corp.	3.42%
3. Citigroup, Inc.	3.14%
4. Liberty Ventures ‐ Series A	2.83%
5. American International Group, Inc.	1.87%
6. Ares Capital Corp.	1.86%
7. Starwood Property Trust, Inc.	1.73%
8. Viasat, Inc.	1.67%
9. American Capital Agency Corp.	1.63%
10. Pioneer Natural Resources Co.	1.57%

CLOUGH GLOBAL EQUITY FUND
Top 10 Equity Holdings*	% of Total Portfolio
1. Bank of America Corp.	3.49%
2. BP PLC ‐ Sponsored ADR	3.39%
3. Liberty Ventures ‐ Series A	3.37%
4. Citigroup, Inc.	3.22%
5. American International Group, Inc.	2.00%
6. IMAX Corp.	1.99%
7. TransDigm Group, Inc.	1.99%
8. Viasat, Inc.	1.89%
9. Starwood Property Trust, Inc.	1.77%
10. Liberty Broadband Corp. ‐ Class C	1.65%

CLOUGH GLOBAL OPPORTUNITIES FUND
Top 10 Equity Holdings*	% of Total Portfolio
1. Bank of America Corp.	3.43%
2. BP PLC ‐ Sponsored ADR	3.38%
3. Citigroup, Inc.	3.20%
4. Liberty Ventures ‐ Series A	2.89%
5. American International Group, Inc.	2.00%
6. TransDigm Group, Inc.	1.98%
7. Starwood Property Trust, Inc.	1.73%
8. Viasat, Inc.	1.71%
9. American Capital Agency Corp.	1.63%
10. Liberty Broadband Corp. ‐ Class C	1.58%

Holdings are subject to change.
*	Only long positions are listed.

4	www.cloughglobal.com

Clough Global Allocation Fund	Portfolio Allocation

April 30, 2016 (Unaudited)

Asset Allocation*

Common Stock ‐ US	59.05%
Common Stock ‐ Foreign	9.11%
Exchange Traded Funds	‐8.99%
Closed‐End Funds	2.72%
Participation Notes	1.35%
Total Equities	63.24%

Government L/T	18.10%
Corporate Debt	15.19%
Asset/Mortgage Backed	0.14%
Total Fixed Income	33.43%

Short‐Term Investments	3.89%
Warrant	0.01%
Other (Foreign Cash)	‐0.53%
Total Return Swap Contracts	‐0.04%
Total Other	3.33%

TOTAL INVESTMENTS	100.00%

Global Securities Holdings^

United States	81.41%
U.S. Multinationals†	8.68%
United Kingdom	4.08%
China	3.69%
Canada	1.64%
France	1.12%
Singapore	0.69%
Norway	0.63%
Argentina	0.52%
Japan	0.45%
Other	‐2.91%
TOTAL INVESTMENTS	100.00%

*	Percentages are based on total investments, including securities sold short. Holdings are subject to change.
^	Includes securities sold short and foreign cash balances.
†	US Multinational Corporations – has more than 50% of revenues derived outside of the U.S.

Semi-Annual Report | April 30, 2016	5

Clough Global Equity Fund	Portfolio Allocation

April 30, 2016 (Unaudited)

Asset Allocation*

Common Stock ‐ US	62.86%
Common Stock ‐ Foreign	10.11%
Exchange Traded Funds	-8.94%
Participation Notes	1.39%
Total Equities	65.42%

Government L/T	27.13%
Corporate Debt	4.40%
Total Fixed Income	31.53%

Short‐Term Investments	3.61%
Warrant	0.01%
Other (Foreign Cash)	-0.53%
Total Return Swap Contracts	-0.04%
Total Other	3.05%

TOTAL INVESTMENTS	100.00%

Global Securities Holdings^

United States	82.08%
U.S. Multinationals†	6.98%
China	4.23%
United Kingdom	4.06%
Canada	2.18%
France	1.12%
Singapore	0.68%
Norway	0.63%
Argentina	0.52%
Japan	0.47%
Other	-2.95%
TOTAL INVESTMENTS	100.00%

*	Percentages are based on total investments, including securities sold short. Holdings are subject to change.
^	Includes securities sold short and foreign cash balances.
†	US Multinational Corporations – has more than 50% of revenues derived outside of the U.S.

6	www.cloughglobal.com

Clough Global Opportunities Fund	Portfolio Allocation

April 30, 2016 (Unaudited)

Asset Allocation*

Common Stock ‐ US	59.58%
Common Stock ‐ Foreign	9.55%
Exchange Traded Funds	-8.96%
Participation Notes	1.35%
Total Equities	61.52%

Government L/T	25.82%
Corporate Debt	10.45%
Total Fixed Income	36.27%

Short‐Term Investments	2.77%
Warrant	0.01%
Other (Foreign Cash)	-0.53%
Total Return Swap Contracts	-0.04%
Total Other	2.21%

TOTAL INVESTMENTS	100.00%

Global Securities Holdings^

United States	81.26%
U.S. Multinationals†	8.40%
China	4.17%
United Kingdom	4.04%
Canada	1.64%
France	1.11%
Singapore	0.69%
Norway	0.63%
Argentina	0.52%
Japan	0.46%
Other	-2.92%
TOTAL INVESTMENTS	100.00%

*	Percentages are based on total investments, including securities sold short. Holdings are subject to change.
^	Includes securities sold short and foreign cash balances.
†	US Multinational Corporations – has more than 50% of revenues derived outside of the U.S.

Semi-Annual Report | April 30, 2016	7

Clough Global Allocation Fund	Statement of Investments

April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS 106.48%
Consumer Discretionary 20.59%
Diversified Consumer Services 1.01%
Service Corp. International(a)(b)	54,800	$1,461,516

Household Durables 4.24%
DR Horton, Inc.(a)(b)	50,226	1,509,794
Lennar Corp. ‐ Class A(a)(b)	57,200	2,591,732
PulteGroup, Inc.(a)(b)	61,000	1,121,790
Sony Corp. ‐ Sponsored ADR(a)	900	21,690
TRI Pointe Group, Inc.(a)(c)	22,700	263,320
William Lyon Homes ‐ Class A(a)(b)(c)	43,700	616,170
		6,124,496

Internet & Catalog Retail 4.73%
Amazon.com, Inc.(c)	2,419	1,595,548
JD.com, Inc. ‐ ADR(a)(c)	14,000	357,840
Liberty Ventures ‐ Series A(a)(b)(c)	122,172	4,886,880
		6,840,268

Media 8.47%
Cable One, Inc.(a)(b)	3,400	1,560,464
Comcast Corp. ‐ Class A(a)(b)	37,700	2,290,652
IMAX Corp.(a)(b)(c)	78,700	2,518,400
Liberty Braves Group ‐ Class A(a)(b)(c)	3,011	47,095
Liberty Braves Group ‐ Class C(a)(b)(c)	3,482	51,958
Liberty Broadband Corp. ‐ Class A(a)(b)(c)	12,528	718,105
Liberty Broadband Corp. ‐ Class C(a)(b)(c)	46,348	2,653,423
Liberty Media Corp. ‐ Class A(a)(b)(c)	7,528	137,762
Liberty Media Group ‐ Class C(a)(b)(c)	8,706	156,708
Liberty SiriusXM Group ‐ Class A(a)(b)(c)	30,112	986,770
Liberty SiriusXM Group ‐ Class C(a)(c)	34,824	1,115,065
		12,236,402

Specialty Retail 1.57%
Signet Jewelers, Ltd.(a)(b)	20,850	2,263,476

Textiles 0.57%
Anta Sports Products, Ltd.	320,000	818,471

TOTAL CONSUMER DISCRETIONARY		29,744,629

Consumer Staples 0.63%
CVS Health Corp.(a)(b)	9,100	914,550

	Shares	Value
Energy 27.35%
Anadarko Petroleum Corp.(a)	31,300	$1,651,388
Antero Resources Corp.(c)	26,900	761,270
Apache Corp.(a)(b)	45,500	2,475,200
BP PLC ‐ Sponsored ADR(a)(b)	175,900	5,906,722
Concho Resources, Inc.(a)(b)(c)	21,500	2,497,655
Continental Resources, Inc.(a)(b)(c)	68,700	2,559,762
Devon Energy Corp.	39,500	1,369,860
Energen Corp.(a)	22,500	956,025
Fairway Energy Partners LLC(c)(d)(e)	130,700	1,323,338
Hess Corp.(a)	38,600	2,301,332
Marathon Oil Corp.(a)	123,800	1,744,342
Newfield Exploration Co.(a)(c)	29,900	1,083,875
Noble Energy, Inc.(a)	25,200	909,972
Occidental Petroleum Corp.(a)	14,900	1,142,085
Parsley Energy, Inc. ‐ Class A(a)(c)	59,700	1,398,174
Pioneer Natural Resources Co.(a)(b)	16,300	2,707,430
Royal Dutch Shell PLC ‐ Class A	17,029	442,774
Sanchez Energy Corp.(a)(c)	125,100	1,124,649
Schlumberger, Ltd.	7,600	610,584
Statoil ASA ‐ Sponsored ADR	61,900	1,088,821
Total S.A. ‐ Sponsored ADR	40,900	2,075,675
Whiting Petroleum Corp.(c)	16,900	202,800
WPX Energy, Inc.(a)(b)(c)	236,000	2,279,760
YPF S.A. ‐ Sponsored ADR	44,700	900,705
		39,514,198

Financials 25.21%
Business Development Corporations 3.89%
Ares Capital Corp.(a)	211,100	3,206,609
Golub Capital BDC, Inc.(a)	111,300	1,953,315
Hercules Capital, Inc.	37,900	465,033
		5,624,957

Capital Markets 1.12%
Atlas Mara, Ltd.(c)(e)	183,658	791,566
CITIC Securities Co., Ltd. ‐ Class H	376,500	831,931
		1,623,497

Diversified Financials 8.52%
Bank of America Corp.(a)(b)	405,191	5,899,581
Citigroup, Inc.(a)(b)	117,230	5,425,404
JPMorgan Chase & Co.(a)(b)	15,500	979,600
		12,304,585

Insurance 2.23%
American International Group, Inc.(a)(b)	57,800	3,226,396

Real Estate Investment Trusts 8.33%
American Capital Agency Corp.(a)(b)	153,500	2,819,795

8	www.cloughglobal.com

Clough Global Allocation Fund	Statement of Investments

April 30, 2016 (Unaudited)

	Shares	Value
Financials (continued)
Community Healthcare Trust, Inc.(a)	108,100	$1,967,420
Ladder Capital Corp.(a)	55,102	656,265
PennyMac Mortgage Investment Trust(a)(b)	79,514	1,080,595
Starwood Property Trust, Inc.(a)(b)	154,400	2,989,184
Two Harbors Investment Corp.(a)(b)	321,191	2,514,926
		12,028,185

Thrifts & Mortgage Finance 1.12%
MGIC Investment Corp.(a)(b)(c)	224,034	1,619,766

TOTAL FINANCIALS		36,427,386

Health Care 12.05%
Actelion, Ltd.	5,910	954,915
Akorn, Inc.(a)(b)(c)	28,900	735,505
Albany Molecular Research, Inc.(a)(b)(c)	59,500	895,475
Alexion Pharmaceuticals, Inc.(a)(c)	1,900	264,632
Allergan PLC(a)(b)(c)	6,300	1,364,328
Amsurg Corp.(a)(b)(c)	8,800	712,624
Becton Dickinson and Co.(a)(b)	2,000	322,520
Boston Scientific Corp.(a)(c)	16,300	357,296
Bristol‐Meyers Squibb Co.(a)(b)	13,887	1,002,363
Cardiome Pharma Corp.(a)(b)(c)	153,700	688,576
Cerner Corp.(a)(b)(c)	14,900	836,486
Corindus Vascular Robotics, Inc.(a)(c)	146,900	154,245
Dynavax Technologies Corp.(a)(c)	27,300	447,993
Edwards Lifesciences Corp.(a)(c)	3,400	361,114
HCA Holdings, Inc.(a)(b)(c)	4,377	352,874
Healthways, Inc.(a)(b)(c)	114,749	1,336,826
Intra‐Cellular Therapies, Inc.(a)(c)	18,200	624,624
Intrexon Corp.(a)(c)	8,104	216,620
Jazz Pharmaceuticals PLC(a)(c)	3,137	472,746
Keryx Biopharmaceuticals, Inc.(a)(c)	84,600	460,224
Kura Oncology, Inc.(a)(c)	69,700	232,798
Medtronic PLC	3,800	300,770
Perrigo Co., PLC(a)	1,560	150,805
Shire PLC ‐ ADR(a)(b)	3,700	693,454
Sinopharm Group Co., Ltd. ‐ Class H	142,400	611,316
Team Health Holdings, Inc.(a)(c)	6,600	276,078
Valeant Pharmaceuticals International, Inc.(c)	45,000	1,501,200
Veracyte, Inc.(a)(c)	59,856	347,165
Vertex Pharmaceuticals, Inc.(c)	8,700	733,758
		17,409,330

	Shares	Value
Industrials 7.09%
Allison Transmission Holdings, Inc.(a)(e)	61,041	$1,758,591
Armstrong World Industries, Inc.(a)(c)	27,400	1,118,194
Kansas City Southern(a)(b)	19,900	1,885,525
TransDigm Group, Inc.(a)(c)	11,400	2,597,718
ViaSat, Inc.(a)(b)(c)	37,649	2,887,679
		10,247,707

Information Technology 10.42%
Alibaba Group Holding, Ltd. ‐ Sponsored ADR(a)(c)	7,800	600,132
Alphabet, Inc. ‐ Class A(a)(b)(c)	2,250	1,592,730
Alphabet, Inc. ‐ Class C(a)(b)(c)	1,881	1,303,552
Broadcom, Ltd.(a)(b)	10,600	1,544,950
Crown Castle International Corp.(a)(b)	18,900	1,642,032
Facebook, Inc. ‐ Class A(a)(b)(c)	16,500	1,940,070
Lam Research Corp.(a)(b)	21,700	1,657,880
Microsoft Corp.(a)(b)	20,900	1,042,283
Monolithic Power Systems, Inc.(a)	13,700	855,154
Nintendo Co., Ltd.	6,200	883,092
Palo Alto Networks, Inc.(a)(c)	5,800	875,046
salesforce.com, Inc.(a)(b)(c)	14,700	1,114,260
		15,051,181

Materials 1.93%
Axalta Coating Systems, Ltd.(a)(b)(c)	63,000	1,793,610
Chr Hansen Holding A/S	8,352	519,775
GCP Applied Technologies, Inc.(a)(b)(c)	21,100	466,943
		2,780,328

Telecommunication Services 1.21%
China Mobile, Ltd.	76,500	877,242
Nippon Telegraph & Telephone Corp.	19,000	868,571
		1,745,813

TOTAL COMMON STOCKS (Cost $151,735,921)		153,835,122

Semi-Annual Report | April 30, 2016	9

Clough Global Allocation Fund	Statement of Investments

April 30, 2016 (Unaudited)

	Shares	Value
CLOSED-END FUNDS 3.24%
Adams Diversified Equity Fund, Inc.(a)(b)	132,430	$1,675,239
Avenue Income Credit Strategies Fund(a)	25,200	292,824
Calamos Strategic Total Return Fund(a)(b)	88,800	876,456
Cohen & Steers REIT and Preferred Income Fund, Inc.(a)	23,400	439,920
Gabelli Equity Trust, Inc.(a)	60,300	334,062
Liberty All-Star Equity Fund(a)	146,700	732,033
PIMCO Income Strategy Fund II(a)	37,700	338,169
		4,688,703

TOTAL CLOSED-END FUNDS (Cost $4,524,002)		4,688,703

PARTICIPATION NOTES 1.62%
Consumer Staples 0.88%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/09/2017	32,617	1,263,535

Industrials 0.74%
Zhengzhou Yutong Bus Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 10/27/2017	339,450	1,073,655

TOTAL PARTICIPATION NOTES (Cost $2,252,416)		2,337,190

WARRANTS 0.01%(c)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(e)	116,958	11,696

TOTAL WARRANTS (Cost $1,170)		11,696

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 18.14%
Ares Capital Corp.
11/30/2018, 4.875%	$1,000,000	1,033,300
Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
AT&T, Inc.
12/15/2042, 4.300%	$1,000,000	$951,722
Autodesk, Inc.
12/15/2022, 3.600%	1,400,000	1,406,793
Bank of America Corp.
Series K, Perpetual Maturity, 8.000%(f)(g)	1,200,000	1,171,500
Bank of New York Mellon Corp.
Series D, Perpetual Maturity, 4.500%(a)(f)(g)	700,000	661,150
BankUnited, Inc.
11/17/2025, 4.875%	1,300,000	1,310,310
Citigroup, Inc.
Series N, Perpetual Maturity, 5.800%(a)(f)(g)	1,300,000	1,259,375
Series P, Perpetual Maturity, 5.950%(a)(f)(g)	1,400,000	1,357,125
Citizens Bank National Association
12/04/2019, 2.450% (a)	1,000,000	1,008,165
Citizens Financial Group, Inc.
Perpetual Maturity, 5.500% (a)(e)(f)(g)	1,600,000	1,532,000
Exelon Generation Co., LLC
10/01/2017, 6.200% (a)	1,000,000	1,062,432
General Motors Co.
04/01/2035, 5.000%	750,000	749,154
Goldman Sachs Group, Inc.
Series M, Perpetual Maturity, 5.375%(a)(f)(g)	1,000,000	966,250
Jersey Central Power & Light Co.
06/15/2018, 4.800% (a)	1,000,000	1,048,381
Liberty Mutual Group, Inc.
08/01/2044, 4.850% (e)	1,000,000	965,546
Manufacturers & Traders Trust Co.
12/01/2021, 5.629% (a)(f)	1,750,000	1,697,500
Morgan Stanley
Series J, Perpetual Maturity, 5.550%(f)(g)	600,000	594,750
PNC Financial Services Group, Inc.,
Series R, Perpetual Maturity, 4.850%(f)(g)	1,000,000	960,000
SunTrust Banks, Inc.
Perpetual Maturity, 5.625% (a)(f)(g)	1,900,000	1,885,750
Textron Financial Corp.
02/15/2067, 6.000% (a)(e)(f)	1,910,000	1,341,775
U.S. Bancorp
Series I, Perpetual Maturity, 5.125%(a)(f)(g)	1,000,000	1,023,750
Western Digital Corp.
04/01/2024, 10.500% (e)	1,236,000	1,205,100

10	www.cloughglobal.com

Clough Global Allocation Fund	Statement of Investments

April 30, 2016 (Unaudited)

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
The Western Union Co.
06/21/2040, 6.200%	$1,000,000	$1,011,246

TOTAL CORPORATE BONDS (Cost $26,693,091)		26,203,074

ASSET/MORTGAGE BACKED SECURITIES 0.16%
United States Small Business
Administration
Series 2008-20L, Class 1, 12/01/2028, 6.220%	205,839	236,624

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $205,839)		236,624

GOVERNMENT & AGENCY OBLIGATIONS 21.62%
U.S. Treasury Bonds
08/15/2026, 6.750% (a)	700,000	1,023,599
11/15/2026, 6.500% (a)	1,600,000	2,313,656
08/15/2029, 6.125% (a)	6,250,000	9,239,988
02/15/2031, 5.375% (a)	5,700,000	8,110,701
02/15/2041, 4.750%	1,300,000	1,833,736
U.S. Treasury Notes
05/15/2017, 4.500% (a)	1,300,000	1,351,949
08/15/2017, 4.750% (a)	5,000,000	5,263,185
02/15/2018, 3.500% (a)	2,000,000	2,097,812

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $30,925,788)		31,234,626

	Shares	Value
SHORT-TERM INVESTMENTS 4.64%
Money Market Fund 4.64%
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class (0.200% 7-day yield)	6,706,131	6,706,131

TOTAL SHORT-TERM INVESTMENTS (Cost $6,706,131)		6,706,131

Total Investments - 155.91% (Cost $223,044,358)		225,253,166

Liabilities in Excess of Other Assets - (55.91%)(h)		(80,780,427)

NET ASSETS - 100.00%		$144,472,739
SCHEDULE OF SECURITIES SOLD SHORT(c)	Shares	Value
COMMON STOCKS (25.07%)
Consumer Discretionary (1.17%)
Auto Components (0.42%)
Bridgestone Corp.	(15,600)	$(603,474)

Specialty Retail (0.75%)
Tiffany & Co.	(6,300)	(449,505)
Williams-Sonoma, Inc.	(10,900)	(640,702)
		(1,090,207)
TOTAL CONSUMER DISCRETIONARY		(1,693,681)

Consumer Staples (5.12%)
Campbell Soup Co.	(9,900)	(610,929)
ConAgra Foods, Inc.	(13,500)	(601,560)
General Mills, Inc.	(9,900)	(607,266)
Hormel Foods Corp.	(16,400)	(632,220)
Kellogg Co.	(8,000)	(614,480)
Kimberly-Clark Corp.	(4,500)	(563,355)
Monster Beverage Corp.	(6,100)	(879,742)
PepsiCo, Inc.	(6,000)	(617,760)
Philip Morris International, Inc.	(6,200)	(608,344)
The Procter & Gamble Co.	(9,000)	(721,080)
Tyson Foods, Inc. - Class A	(9,400)	(618,708)
Wal-Mart Stores, Inc.	(4,700)	(314,289)
		(7,389,733)

Energy (3.40%)
Atwood Oceanics, Inc.	(89,700)	(866,502)
Inpex Corp.	(46,200)	(385,666)
Noble Corp., PLC(a)	(125,000)	(1,403,750)
Rowan Cos., PLC - Class A	(65,000)	(1,222,650)
Transocean, Ltd.	(93,600)	(1,037,088)
		(4,915,656)

Financials (4.81%)
Capital Markets (1.03%)
Credit Suisse Group AG - Sponsored ADR	(29,900)	(454,779)
Deutsche Bank AG	(54,700)	(1,037,112)
		(1,491,891)
Commercial Banks (1.67%)
ABN AMRO Group NV	(21,465)	(458,880)
Intesa Sanpaolo SpA	(160,797)	(445,572)
Itau Unibanco Holding S.A. -
Preference Shares, Sponsored ADR	(120,300)	(1,146,459)
United Overseas Bank, Ltd.	(25,700)	(355,445)
		(2,406,356)
Consumer Finance (1.76%)
Ally Financial, Inc.	(31,100)	(553,891)
American Express Co.	(15,100)	(987,993)

Semi-Annual Report | April 30, 2016	11

Clough Global Allocation Fund	Statement of Investments

April 30, 2016 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Financials (continued)
Synchrony Financial	(33,000)	$(1,008,810)
		(2,550,694)
Real Estate Management & Development (0.35%)
Swire Pacific, Ltd. - Class A	(46,000)	(500,213)

TOTAL FINANCIALS		(6,949,154)

Health Care (2.08%)
AmerisourceBergen Corp.	(9,800)	(833,980)
Celgene Corp.	(1,700)	(175,797)
Eli Lilly & Co.	(8,200)	(619,346)
Mallinckrodt PLC	(4,300)	(268,836)
Merck & Co., Inc.	(6,600)	(361,944)
United Therapeutics Corp.	(3,100)	(326,120)
Varian Medical Systems, Inc.	(5,200)	(422,136)
		(3,008,159)

Industrials (5.24%)
Air France-KLM	(16,447)	(147,497)
The Boeing Co.	(8,500)	(1,145,800)
Caterpillar, Inc.	(14,100)	(1,095,852)
Deutsche Lufthansa AG	(54,794)	(850,780)
International Consolidated Airlines Group S.A.	(138,598)	(1,063,191)
Metso OYJ	(37,471)	(900,601)
Petrofac, Ltd.	(34,200)	(422,258)
Rolls-Royce Holdings PLC - Class C(d)	(10)	–
Sandvik AB	(135,147)	(1,386,736)
Spirit AeroSystems Holdings, Inc. - Class A	(11,800)	(556,370)
		(7,569,085)

Information Technology (2.99%)
Analog Devices, Inc.	(12,500)	(704,000)
International Business Machines Corp.	(24,745)	(3,611,285)
		(4,315,285)

Materials (0.26%)
Potash Corp. of Saskatchewan, Inc.	(21,200)	(375,664)

TOTAL COMMON STOCKS (Proceeds $34,765,259)		(36,216,417)

EXCHANGE TRADED FUNDS (10.73%)
iShares® Russell 2000® ETF	(10,600)	(1,191,016)
Market Vectors® Semiconductor ETF	(49,600)	(2,602,016)
SPDR® S&P 500® ETF Trust	(39,200)	(8,086,960)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Materials (continued)
SPDR® S&P Retail ETF	(42,000)	$(1,856,400)
Technology Select Sector SPDR® Fund	(42,100)	(1,773,673)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $14,901,801)		(15,510,065)

TOTAL SECURITIES SOLD SHORT (Proceeds $49,667,060)		$(51,726,482)

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of April 30, 2016, the aggregate market value of those securities was $165,946,101, representing 114.86% of net assets. (See Note 1 and Note 6)
(b)	Loaned security; a portion or all of the security is on loan as of April 30, 2016.
(c)	Non-income producing security.
(d)	Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of April 30, 2016, these securities had an aggregate market value of $1,323,338 or 0.92% of total net assets.
(e)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of April 30, 2016, these securities had an aggregate market value of $8,929,612 or 6.18% of net assets.
(f)	Floating or variable rate security - rate disclosed as of April 30, 2016.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Includes cash which is being held as collateral for total return swap contracts.

12	www.cloughglobal.com

Clough Global Allocation Fund	Statement of Investments

April 30, 2016 (Unaudited)

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Appreciation
Morgan Stanley	Zhengzhou Yutong Bus Co., Ltd.	$108,978	55 bps + 1D FEDEF	1 D FEDEF	01/05/2017	$2,040
		$108,978				$2,040

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Depreciation
Credit Suisse	Jiangsu Hengrui Medicine Co., Ltd. - Class A	$675,878	75 bps + 1M LIBOR	1 M LIBOR	05/26/2017	$(63,599)
		$675,878				$(63,599)
		$784,856				$(61,559)

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2016	13

Clough Global Equity Fund	Statement of Investments

April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS 115.17%
Consumer Discretionary 25.19%
Distributors 0.70%
Pool Corp.(a)	18,500	$1,617,085

Diversified Consumer Services 1.07%
Service Corp. International(a)(b)	91,800	2,448,306

Household Durables 4.47%
DR Horton, Inc.(a)(b)	84,521	2,540,701
Lennar Corp. - Class A(a)(b)	96,600	4,376,946
PulteGroup, Inc.(a)(b)	100,800	1,853,712
Sony Corp. - Sponsored ADR(a)	1,500	36,150
TRI Pointe Group, Inc.(c)	37,000	429,200
William Lyon Homes - Class A(a)(c)	71,200	1,003,920
		10,240,629

Internet & Catalog Retail 6.24%
Amazon.com, Inc.(c)	3,921	2,586,253
JD.com, Inc. - ADR(a)(c)	22,700	580,212
Liberty Ventures - Series A(a)(b)(c)	236,403	9,456,120
Wayfair, Inc. - Class A(a)(b)(c)	44,900	1,694,975
		14,317,560

Media 9.86%
Cable One, Inc.(a)	5,600	2,570,176
Comcast Corp. - Class A(a)(b)	62,700	3,809,652
IMAX Corp.(a)(b)(c)	174,795	5,593,440
Liberty Braves Group - Class A(a)(b)(c)	5,487	85,814
Liberty Braves Group - Class C(a)(b)(c)	6,804	101,510
Liberty Broadband Corp. - Class A(a)(b)(c)	22,092	1,266,313
Liberty Broadband Corp. - Class C(a)(b)(c)	81,166	4,646,753
Liberty Media Corp. - Class A(a)(b)(c)	13,717	251,021
Liberty Media Group - Class C(a)(b)(c)	17,009	306,162
Liberty SiriusXM Group - Class A(a)(b)(c)	54,868	1,798,024
Liberty SiriusXM Group - Class C(a)(c)	68,036	2,178,513
		22,607,378

Specialty Retail 2.27%
CarMax, Inc.(a)(b)(c)	28,200	1,493,190
Signet Jewelers, Ltd.(a)(b)	34,246	3,717,746
		5,210,936

	Shares	Value
Consumer Discretionary (continued)
Textiles 0.58%
Anta Sports Products, Ltd.	522,000	$1,335,131

TOTAL CONSUMER DISCRETIONARY		57,777,025

Consumer Staples 0.66%
CVS Health Corp.(a)(b)	15,000	1,507,500

Energy 28.13%
Anadarko Petroleum Corp.(a)	50,900	2,685,484
Antero Resources Corp.(c)	43,600	1,233,880
Apache Corp.(a)(b)	74,000	4,025,600
BP PLC - Sponsored ADR(a)(b)	283,400	9,516,572
Concho Resources, Inc.(a)(b)(c)	35,700	4,147,269
Continental Resources, Inc.(a)(c)	111,400	4,150,764
Devon Energy Corp.	64,200	2,226,456
Energen Corp.	36,600	1,555,134
Fairway Energy Partners LLC(c)(d)(e)	217,600	2,203,200
Hess Corp.(a)	63,000	3,756,060
Marathon Oil Corp.(a)	200,700	2,827,863
Newfield Exploration Co.(a)(c)	48,700	1,765,375
Noble Energy, Inc.(a)	41,000	1,480,510
Occidental Petroleum Corp.(a)	24,000	1,839,600
Pacific Coast Oil Trust(a)(e)	95,800	168,608
Parsley Energy, Inc. - Class A(a)(c)	96,900	2,269,398
Pioneer Natural Resources Co.(a)(b)	26,900	4,468,090
Royal Dutch Shell PLC - Class A	27,741	721,299
Sanchez Energy Corp.(a)(c)	203,400	1,828,566
Schlumberger, Ltd.	12,400	996,216
Statoil ASA - Sponsored ADR	100,500	1,767,795
Total S.A. - Sponsored ADR	66,500	3,374,875
Whiting Petroleum Corp.(c)	27,600	331,200
WPX Energy, Inc.(a)(b)(c)	383,700	3,706,542
YPF S.A. - Sponsored ADR	72,400	1,458,860
		64,505,216

Financials 24.24%
Business Development Corporations 1.69%
Ares Capital Corp.(a)	204,700	3,109,393
Hercules Capital, Inc.	61,900	759,513
		3,868,906

Capital Markets 1.62%
Atlas Mara, Ltd.(c)(e)	306,320	1,320,239
CITIC Securities Co., Ltd. - Class H	610,000	1,347,884
Goldman Sachs BDC, Inc.(a)	53,000	1,041,450
		3,709,573

14	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments

April 30, 2016 (Unaudited)

	Shares	Value
Financials (continued)
Diversified Financials 8.93%
Bank of America Corp.(a)(b)	673,905	$9,812,057
Citigroup, Inc.(a)(b)	195,319	9,039,363
JPMorgan Chase & Co.(a)(b)	25,800	1,630,560
		20,481,980

Insurance 2.45%
American International Group, Inc.(a)(b)	100,500	5,609,910

Real Estate Investment Trusts 7.47%
American Capital Agency Corp.(a)(b)	252,000	4,629,240
Ladder Capital Corp.(a)	130,392	1,552,969
PennyMac Mortgage Investment Trust(a)(b)	134,088	1,822,256
Starwood Property Trust, Inc.(a)(b)	257,400	4,983,264
Two Harbors Investment Corp.(a)(b)	530,557	4,154,261
		17,141,990

Thrifts & Mortgage Finance 2.08%
Essent Group, Ltd.(a)(c)	48,400	988,328
MGIC Investment Corp.(a)(b)(c)	369,765	2,673,401
NMI Holdings, Inc. - Class A(a)(c)	177,200	1,114,588
		4,776,317

TOTAL FINANCIALS		55,588,676

Health Care 12.92%
Actelion, Ltd.	9,644	1,558,240
Akorn, Inc.(a)(b)(c)	54,400	1,384,480
Albany Molecular Research, Inc.(a)(c)	98,800	1,486,940
Alexion Pharmaceuticals, Inc.(a)(c)	3,000	417,840
Allergan PLC(a)(b)(c)	10,400	2,252,224
Amsurg Corp.(a)(c)	14,300	1,158,014
Becton Dickinson and Co.	3,200	516,032
Boston Scientific Corp.(c)	26,700	585,264
Bristol-Meyers Squibb Co.(a)(b)	23,116	1,668,513
Cardiome Pharma Corp.(a)(b)(c)	257,200	1,152,256
Cerner Corp.(a)(b)(c)	24,500	1,375,430
Corindus Vascular Robotics, Inc.(a)(c)	245,000	257,250
Dynavax Technologies Corp.(a)(c)	45,200	741,732
Edwards Lifesciences Corp.(a)(c)	5,500	584,155
HCA Holdings, Inc.(a)(b)(c)	7,315	589,735
Healthways, Inc.(a)(b)(c)	191,311	2,228,773
Intra-Cellular Therapies, Inc.(a)(c)	30,200	1,036,464
Intrexon Corp.(a)(c)	13,659	365,105
Jazz Pharmaceuticals PLC(a)(b)(c)	5,434	818,904

	Shares	Value
Health Care (continued)
Keryx Biopharmaceuticals, Inc.(a)(b)(c)	141,500	$769,760
Kura Oncology, Inc.(a)(c)	116,800	390,112
s Realty Trust, Inc.(d)(e)	51,100	651,525
MedEquitie Medtronic LC	6,200	490,730
Perrigo Co. PLC(a)(b)	2,650	256,176
Shire PLC - DR(a)	6,000	1,124,520
Sinopharm Group Co., Ltd. - Class H	236,800	1,016,571
Team Health Holdings, Inc.(a)(c)	11,000	460,130
Valeant Pharmaceuticals International, Inc.(c)	73,000	2,435,280
Veracyte, Inc.(a)(c)	112,935	655,023
Vertex Pharmaceuticals, Inc.(c)	14,200	1,197,628
		29,624,806

Industrials 8.18%
Allison Transmission Holdings, Inc.(a)(e)	101,477	2,923,552
Armstrong World Industries, Inc.(a)(c)	45,200	1,844,612
Kansas City Southern(a)(b)	32,700	3,098,325
TransDigm Group, Inc.(a)(c)	24,520	5,587,373
ViaSat, Inc.(a)(b)(c)	69,242	5,310,861
		18,764,723

Information Technology 12.32%
Alibaba Group Holding, Ltd. - Sponsored ADR(a)(c)	12,700	977,138
Alphabet, Inc. - Class A(a)(b)(c)	3,683	2,607,122
Alphabet, Inc. - Class C(a)(b)(c)	3,128	2,167,735
Broadcom, Ltd.(a)	17,200	2,506,900
Crown Castle International Corp.(a)	31,100	2,701,968
Electronics For Imaging, Inc.(a)(b)(c)	39,300	1,565,712
Facebook, Inc. - Class A(a)(b)(c)	27,400	3,221,692
Lam Research Corp.(a)(b)	43,300	3,308,120
Microsoft Corp.(a)(b)	30,700	1,531,009
Monolithic Power Systems, Inc.(a)	22,500	1,404,450
NetEase, Inc. - ADR(a)	9,900	1,392,930
Nintendo Co., Ltd.	10,100	1,438,586
Palo Alto Networks, Inc.(a)(c)	9,500	1,433,265
salesforce.com, Inc.(a)(b)(c)	26,500	2,008,700
		28,265,327

Materials 2.27%
Axalta Coating Systems, Ltd.(a)(b)(c)	122,700	3,493,269
Chr Hansen Holding A/S	13,639	848,805

Semi-Annual Report | April 30, 2016	15

Clough Global Equity Fund	Statement of Investments

April 30, 2016 (Unaudited)

	Shares	Value
Materials (continued)
GCP Applied Technologies, Inc.(a)(b)(c)	38,600	$854,218
		5,196,292

Telecommunication Services 1.26%
China Mobile, Ltd.	124,500	1,427,668
Nippon Telegraph & Telephone Corp.	31,800	1,453,714
		2,881,382

TOTAL COMMON STOCKS
(Cost $261,939,004)		264,110,947

PARTICIPATION NOTES 1.70%
Consumer Staples 0.92%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/09/2017	54,442	2,109,003

Industrials 0.78%
Zhengzhou Yutong Bus Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 10/27/2017	566,600	1,792,114

TOTAL PARTICIPATION NOTES
(Cost $3,760,596)		3,901,117

WARRANTS 0.01%(c)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(e)	195,720	19,572

TOTAL WARRANTS
(Cost $1,957)		19,572

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 5.38%
AT&T, Inc.
12/15/2042, 4.300%	$1,000,000	951,722

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
Bank of America Corp.
Series K, Perpetual Maturity, 8.000%(f)(g)	1,200,000	$1,171,500
Citigroup, Inc.
Series N, Perpetual Maturity, 5.800%(f)(g)	1,900,000	1,840,625
Citizens Financial Group, Inc.
Perpetual Maturity, 5.500% (e)(f)(g)	1,900,000	1,819,250
General Motors Co.
04/01/2035, 5.000%	1,150,000	1,148,703
Liberty Mutual Group, Inc.
08/01/2044, 4.850%(e)	1,000,000	965,546
SunTrust Banks, Inc.
Perpetual Maturity, 5.625%(a)(f)(g)	2,500,000	2,481,250
Western Digital Corp.
04/01/2024, 10.500%(e)	2,007,000	1,956,825

TOTAL CORPORATE BONDS
(Cost $12,531,257)		12,335,421

GOVERNMENT & AGENCY OBLIGATIONS 33.24%
U.S. Treasury Bonds
11/15/2026, 6.500%	1,600,000	2,313,656
08/15/2029, 6.125%(a)	9,500,000	14,044,781
02/15/2031, 5.375%(a)	7,200,000	10,245,096
02/15/2041, 4.750%	1,100,000	1,551,623
U.S. Treasury Notes
01/31/2017, 0.500%(a)	2,000,000	1,999,804
01/31/2017, 3.125%(a)	10,000,000	10,191,800
05/15/2017, 4.500%(a)	5,000,000	5,199,805
07/31/2017, 0.625%(a)	5,700,000	5,698,774
08/15/2017, 4.750%(a)	15,000,000	15,789,555
09/15/2017, 1.000%(a)	3,000,000	3,013,476
09/30/2017, 0.625%	2,000,000	1,998,554
02/15/2018, 3.500%(a)	4,000,000	4,195,624

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $75,809,752)		76,242,548

	Shares	Value
SHORT-TERM INVESTMENTS 4.43%
Money Market Fund 4.43%
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class (0.200% 7-day yield)	10,152,889	10,152,889

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,152,889)		10,152,889

16	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments

April 30, 2016 (Unaudited)

Value
Total Investments - 159.93%
(Cost $364,195,455)	$366,762,494

Liabilities in Excess of Other Assets - (59.93%)(h)	(137,428,735)

NET ASSETS - 100.00%	$229,333,759

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (25.78%)
Consumer Discretionary (1.21%)
Auto Components (0.43%)
Bridgestone Corp.	(25,400)	$(982,579)

Specialty Retail (0.78%)
Tiffany & Co.	(10,300)	(734,905)
Williams-Sonoma, Inc.	(17,800)	(1,046,284)
		(1,781,189)
TOTAL CONSUMER DISCRETIONARY		(2,763,768)

Consumer Staples (5.21%)
Campbell Soup Co.	(16,000)	(987,360)
ConAgra Foods, Inc.	(21,900)	(975,864)
General Mills, Inc.	(16,000)	(981,440)
Hormel Foods Corp.	(26,500)	(1,021,575)
Kellogg Co.	(13,000)	(998,530)
Kimberly-Clark Corp.	(7,400)	(926,406)
Monster Beverage Corp.	(9,800)	(1,413,356)
PepsiCo, Inc.	(9,600)	(988,416)
Philip Morris International, Inc.	(10,000)	(981,200)
The Procter & Gamble Co.	(14,500)	(1,161,740)
Tyson Foods, Inc. - Class A	(15,300)	(1,007,046)
Wal-Mart Stores, Inc.	(7,700)	(514,899)
		(11,957,832)

Energy (3.50%)
Atwood Oceanics, Inc.	(146,200)	(1,412,292)
Inpex Corp.	(75,100)	(626,916)
Noble Corp., PLC	(203,300)	(2,283,059)
Rowan Cos., PLC - Class A	(105,600)	(1,986,336)
Transocean, Ltd.	(154,800)	(1,715,184)
		(8,023,787)

Financials (4.96%)
Capital Markets (1.06%)
Credit Suisse Group AG -Sponsored ADR	(48,600)	(739,206)
Deutsche Bank AG	(88,700)	(1,681,752)
		(2,420,958)
Commercial Banks (1.73%)
ABN AMRO Group NV	(35,165)	(751,760)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Financials (continued)
Intesa Sanpaolo SpA	(261,816)	$(725,498)
Itau Unibanco Holding S.A. - Preference Shares,Sponsored ADR	(199,700)	(1,903,141)
United Overseas Bank, Ltd.	(42,500)	(587,798)
		(3,968,197)
Consumer Finance (1.82%)
Ally Financial, Inc.	(50,800)	(904,748)
American Express Co.	(24,700)	(1,616,121)
Synchrony Financial	(53,900)	(1,647,723)
		(4,168,592)
Real Estate Management & Development (0.35%)
Swire Pacific, Ltd. - Class A	(74,500)	(810,127)

TOTAL FINANCIALS		(11,367,874)

Health Care (2.16%)
AmerisourceBergen Corp.	(16,200)	(1,378,620)
Celgene Corp.	(2,850)	(294,718)
Eli Lilly & Co.	(13,400)	(1,012,102)
Mallinckrodt PLC	(7,300)	(456,396)
Merck & Co., Inc.	(10,800)	(592,272)
United Therapeutics Corp.	(5,000)	(526,000)
Varian Medical Systems, Inc.	(8,600)	(698,148)
		(4,958,256)

Industrials (5.41%)
Air France-KLM	(26,747)	(239,868)
The Boeing Co.	(13,800)	(1,860,240)
Caterpillar, Inc.	(23,000)	(1,787,560)
Deutsche Lufthansa AG	(90,311)	(1,402,248)
International Consolidated Airlines Group S.A.	(228,245)	(1,750,877)
Metso OYJ	(60,903)	(1,463,780)
Petrofac, Ltd.	(55,900)	(690,182)
Rolls-Royce Holdings PLC - Class C(d)	(15)	–
Sandvik AB	(223,728)	(2,295,661)
Spirit AeroSystems Holdings, Inc. -Class A	(19,400)	(914,710)
		(12,405,126)

Information Technology (3.06%)
Analog Devices, Inc.	(20,400)	(1,148,928)
International Business Machines Corp.	(40,235)	(5,871,896)
		(7,020,824)

Semi-Annual Report | April 30, 2016	17

Clough Global Equity Fund	Statement of Investments

April 30, 2016 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Materials (0.27%)
Potash Corp. of Saskatchewan, Inc.	(34,300)	$(607,796)

TOTAL COMMON STOCKS
(Proceeds $56,742,081)		(59,105,263)

EXCHANGE TRADED FUNDS (10.95%)
iShares® Russell 2000® ETF	(17,200)	(1,932,592)
Market Vectors® Semiconductor ETF	(80,600)	(4,228,276)
SPDR® S&P 500® ETF Trust	(63,250)	(13,048,475)
SPDR® S&P Retail ETF	(68,300)	(3,018,860)
Technology Select Sector SPDR® Fund	(68,500)	(2,885,905)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $24,134,223)		(25,114,108)

TOTAL SECURITIES SOLD SHORT
(Proceeds $80,876,304)		$(84,219,371)

(a)
Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of April 30, 2016, the aggregate market value of those securities was $266,280,502, representing 116.11% of net assets. (See Note 1 and Note 6)

(b)	Loaned security; a portion or all of the security is on loan as of April 30, 2016.
(c)	Non-income producing security.
(d)
Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of April 30, 2016, these securities had an aggregate market value of $2,854,725 or 1.24% of total net assets.

(e)
Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of April 30, 2016, these securities had an aggregate market value of $12,028,317 or 5.24% of net assets.

(f)	Floating or variable rate security - rate disclosed as of April 30, 2016.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Includes cash which is being held as collateral for total return swap contracts.

18	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments

April 30, 2016 (Unaudited)

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Appreciation
Morgan Stanley	Zhengzhou Yutong Bus Co., Ltd.	$182,252	55 bps + 1D FEDEF	1 D FEDEF	01/05/2017	$3,412
		$182,252				$3,412

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Depreciation
Credit Suisse	Jiangsu Hengrui Medicine Co., Ltd. - Class A	$1,132,234	75 bps + 1M LIBOR	1 M LIBOR	05/26/2016	$(106,541)
		$1,132,234				$(106,541)
		$1,314,486				$(103,129)

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2016	19

Clough Global Opportunities Fund	Statement of Investments

April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS 109.71%
Consumer Discretionary 22.61%
Diversified Consumer Services 1.06%
Service Corp. International(a)(b)	232,400	$6,198,108

Household Durables 4.36%
DR Horton, Inc.(a)(b)	210,301	6,321,648
Lennar Corp. - Class A(a)(b)	240,200	10,883,462
PulteGroup, Inc.(a)(b)	250,200	4,601,178
Sony Corp. - Sponsored ADR	3,666	88,350
TRI Pointe Group, Inc.(c)	93,202	1,081,143
William Lyon Homes - Class A(c)	179,676	2,533,432
		25,509,213

Internet & Catalog Retail 5.63%
Amazon.com, Inc.(a)(c)	9,924	6,545,771
JD.com, Inc. - ADR(a)(c)	57,600	1,472,256
Liberty Ventures - Series A(a)(b)(c)	515,671	20,626,840
Wayfair, Inc. - Class A(a)(b)(c)	113,300	4,277,075
		32,921,942

Media 8.74%
Cable One, Inc.(a)(b)	14,200	6,517,232
Comcast Corp. - Class A(a)(b)	156,800	9,527,168
IMAX Corp.(a)(b)(c)	324,600	10,387,200
Liberty Braves Group - Class A(a)(b)(c)	12,546	196,213
Liberty Braves Group - Class C(a)(b)(c)	14,551	217,104
Liberty Broadband Corp. - Class A(a)(b)(c)	52,014	2,981,443
Liberty Broadband Corp. - Class C(a)(b)(c)	197,067	11,282,086
Liberty Media Corp. - Class A(a)(b)(c)	31,364	573,961
Liberty Media Group - Class C(a)(b)(c)	36,378	654,804
Liberty SiriusXM Group - Class A(a)(b)(c)	125,456	4,111,193
Liberty SiriusXM Group - Class C(a)(c)	145,512	4,659,294
		51,107,698

Specialty Retail 2.24%
CarMax, Inc.(a)(b)(c)	72,200	3,822,990
Signet Jewelers, Ltd.(a)(b)	85,746	9,308,586
		13,131,576
	Shares	Value
Consumer Discretionary (continued)
Textiles 0.58%
Anta Sports Products, Ltd.	1,317,000	$3,368,521

TOTAL CONSUMER DISCRETIONARY		132,237,058

Consumer Staples 0.64%
CVS Health Corp.(a)(b)	37,400	3,758,700

Energy 27.75%
Anadarko Petroleum Corp.(a)	128,500	6,779,660
Antero Resources Corp.(c)	110,400	3,124,320
Apache Corp.(a)	187,000	10,172,800
BP PLC - Sponsored ADR(a)(b)	717,000	24,076,860
Concho Resources, Inc.(a)(b)(c)	89,500	10,397,215
Continental Resources, Inc.(a)(b)(c)	282,000	10,507,320
Devon Energy Corp.	162,600	5,638,968
Energen Corp.(a)	92,500	3,930,325
Fairway Energy Partners LLC(c)(d)(e)	536,000	5,427,000
Hess Corp.(a)(b)	159,200	9,491,504
Marathon Oil Corp.(a)	508,200	7,160,538
Newfield Exploration Co.(a)(c)	123,000	4,458,750
Noble Energy, Inc.(a)	103,700	3,744,607
Occidental Petroleum Corp.	60,900	4,667,985
Parsley Energy, Inc. - Class A(c)	245,300	5,744,926
Pioneer Natural Resources Co.(a)(b)	66,930	11,117,073
Royal Dutch Shell PLC - Class A	70,191	1,825,049
Sanchez Energy Corp.(a)(c)	514,500	4,625,355
Schlumberger, Ltd.	31,200	2,506,608
Statoil ASA - Sponsored ADR	254,100	4,469,619
Total S.A. - Sponsored ADR	168,200	8,536,150
Whiting Petroleum Corp.(c)	69,900	838,800
WPX Energy, Inc.(a)(c)	970,300	9,373,098
YPF S.A. - Sponsored ADR	183,200	3,691,480
		162,306,010

Financials 23.63%
Business Development Corporations 3.02%
Ares Capital Corp.(a)	716,700	10,886,673
Golub Capital BDC, Inc.(a)	384,357	6,745,466
		17,632,139

Capital Markets 1.15%
Atlas Mara, Ltd.(c)(e)	764,522	3,295,090
CITIC Securities Co., Ltd. - Class H	1,546,000	3,416,112
		6,711,202

20	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments

April 30, 2016 (Unaudited)

	Shares	Value
Financials (continued)
Diversified Financials 8.77%
Bank of America Corp.(a)(b)	1,680,710	$24,471,138
Citigroup, Inc.(a)(b)	492,427	22,789,521
JPMorgan Chase & Co.(a)(b)	63,900	4,038,480
		51,299,139

Insurance 2.44%
American International Group, Inc.(a)(b)	255,900	14,284,338

Real Estate Investment Trusts 7.11%
American Capital Agency Corp.(a)(b)	633,600	11,639,232
Ladder Capital Corp.(a)	228,511	2,721,566
PennyMac Mortgage Investment Trust(a)(b)	332,291	4,515,835
Starwood Property Trust, Inc.(a)(b)	638,000	12,351,680
Two Harbors Investment Corp.(a)(b)	1,326,122	10,383,535
		41,611,848

Thrifts & Mortgage Finance 1.14%
MGIC Investment Corp.(a)(b)(c)	924,913	6,687,121

TOTAL FINANCIALS		138,225,787

Health Care 12.31%
Actelion, Ltd.	24,375	3,938,419
Akorn, Inc.(a)(b)(c)	121,200	3,084,540
Albany Molecular Research, Inc.(a)(b)(c)	247,360	3,722,768
Alexion Pharmaceuticals, Inc.(a)(c)	7,700	1,072,456
Allergan PLC(a)(b)(c)	25,800	5,587,248
Amsurg Corp.(a)(b)(c)	36,200	2,931,476
Becton Dickinson and Co.(a)	8,100	1,306,206
Boston Scientific Corp.(a)(c)	67,400	1,477,408
Bristol-Meyers Squibb Co.(a)(b)	57,600	4,157,568
Cardiome Pharma Corp.(a)(b)(c)	635,070	2,845,114
Cerner Corp.(a)(b)(c)	61,600	3,458,224
Corindus Vascular Robotics, Inc.(a)(b)(c)	606,800	637,140
Dynavax Technologies Corp.(a)(b)(c)	112,999	1,854,314
Edwards Lifesciences Corp.(a)(c)	14,000	1,486,940
HCA Holdings, Inc.(a)(b)(c)	18,247	1,471,073
Healthways, Inc.(a)(b)(c)	482,133	5,616,849
Intra-Cellular Therapies, Inc.(a)(c)	75,162	2,579,560
Intrexon Corp.(a)(c)	33,672	900,052
Jazz Pharmaceuticals PLC(a)(b)(c)	13,423	2,022,846
Keryx Biopharmaceuticals, Inc.(a)(b)(c)	350,200	1,905,088
	Shares	Value
Health Care (continued)
Kura Oncology, Inc.(a)(c)	288,200	$962,588
Medtronic PLC	15,700	1,242,655
Perrigo Co., PLC(a)(b)	6,514	629,708
Shire PLC - ADR	15,100	2,830,042
Sinopharm Group Co., Ltd. - Class H	583,600	2,505,367
Team Health Holdings, Inc.(a)(c)	27,000	1,129,410
Valeant Pharmaceuticals International, Inc.(c)	184,600	6,158,256
Veracyte, Inc.(a)(b)(c)	250,082	1,450,476
Vertex Pharmaceuticals, Inc.(c)	35,900	3,027,806
		71,991,597

Industrials 7.86%
Allison Transmission Holdings, Inc.(a)(e)	253,110	7,292,099
Armstrong World Industries, Inc.(c)	113,400	4,627,854
Kansas City Southern(a)(b)	82,500	7,816,875
TransDigm Group, Inc.(a)(c)	61,836	14,090,569
ViaSat, Inc.(a)(b)(c)	158,435	12,151,965
		45,979,362

Information Technology 11.43%
Alibaba Group Holding, Ltd. - Sponsored ADR(a)(c)	32,100	2,469,774
Alphabet, Inc. - Class A(a)(b)(c)	9,367	6,630,712
Alphabet, Inc. - Class C(a)(b)(c)	7,880	5,460,919
Broadcom, Ltd.(a)	43,800	6,383,850
Crown Castle International Corp. (a)(b)	78,200	6,794,016
Facebook, Inc. - Class A(a)(b)(c)	67,870	7,980,154
Lam Research Corp. (a)(b)	106,300	8,121,320
Microsoft Corp. (a)(b)	75,500	3,765,185
Monolithic Power Systems, Inc.(a)(b)	56,600	3,532,972
NetEase, Inc. - ADR	24,900	3,503,430
Nintendo Co., Ltd.	25,400	3,617,829
Palo Alto Networks, Inc.(c)	23,900	3,605,793
salesforce.com, Inc.(a)(b)(c)	66,000	5,002,800
		66,868,754

Materials 2.23%
Axalta Coating Systems, Ltd.(a)(b)(c)	307,100	8,743,137
Chr Hansen Holding A/S	34,443	2,143,513

Semi-Annual Report | April 30, 2016	21

Clough Global Opportunities Fund	Statement of Investments

April 30, 2016 (Unaudited)

	Shares	Value
Materials (continued)
GCP Applied Technologies, Inc.(a)(b)(c)	96,300	$2,131,119
		13,017,769

Telecommunication Services 1.25%
China Mobile, Ltd.	314,500	3,606,437
Nippon Telegraph & Telephone Corp.	80,200	3,666,286
		7,272,723

TOTAL COMMON STOCKS (Cost $640,114,780)		641,657,760

PARTICIPATION NOTES 1.64%
Consumer Staples 0.89%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/09/2017	134,407	5,206,730

Industrials 0.75%
Zhengzhou Yutong Bus Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 10/27/2017	1,394,211	4,409,788

TOTAL PARTICIPATION NOTES (Cost $9,265,660)		9,616,518

WARRANTS 0.01%(c)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(e)	487,322	48,732

TOTAL WARRANTS (Cost $4,873)		48,732

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 12.73%
AT&T, Inc.
12/15/2042, 4.300%	$3,000,000	2,855,166
Autodesk, Inc.
12/15/2022, 3.600%	5,600,000	5,627,171
Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
Bank of America Corp.
Series K, Perpetual Maturity, 8.000%(f)(g)	600,000	$585,750
Bank of New York Mellon Corp.
Series D, Perpetual Maturity, 4.500%(f)(g)	2,800,000	2,644,600
BankUnited, Inc.
11/17/2025, 4.875%	5,500,000	5,543,621
Citigroup, Inc.
Series N, Perpetual Maturity, 5.800%(f)(g)	4,800,000	4,650,000
Series P, Perpetual Maturity, 5.950%(f)(g)	5,600,000	5,428,500
Citizens Financial Group, Inc.
Perpetual Maturity, 5.500% (a)(e)(f)(g)	6,250,000	5,984,375
Ford Motor Credit Co. LLC
10/01/2018, 2.875%(a)(b)	5,000,000	5,127,380
General Motors Co.
04/01/2035, 5.000%	3,100,000	3,096,503
Goldman Sachs Group, Inc.
Series M, Perpetual Maturity, 5.375%(a)(f)(g)	2,750,000	2,657,188
Liberty Mutual Group, Inc.
08/01/2044, 4.850%(e)	3,000,000	2,896,638
Manufacturers & Traders Trust Co.
12/01/2021, 5.629%(a)(b)(f)	5,250,000	5,092,500
Morgan Stanley
Series J, Perpetual Maturity, 5.550%(f)(g)	2,200,000	2,180,750
NextEra Energy Capital Holdings, Inc.
09/15/2019, 2.700%	2,000,000	2,041,052
SunTrust Banks, Inc.
Perpetual Maturity, 5.625%(a)(b)(f)(g)	7,300,000	7,245,250
Textron Financial Corp.
02/15/2067, 6.000%(a)(e)(f)	8,200,000	5,760,500
Western Digital Corp.
04/01/2024, 10.500%(e)	5,169,000	5,039,775

TOTAL CORPORATE BONDS (Cost $76,537,098)		74,456,719

GOVERNMENT & AGENCY OBLIGATIONS 31.47%
U.S. Treasury Bonds
08/15/2026, 6.750%(a)	2,800,000	4,094,398
11/15/2026, 6.500%(a)	6,300,000	9,110,020
08/15/2029, 6.125%(a)	22,750,000	33,633,554
02/15/2031, 5.375%(a)	25,300,000	36,000,129
02/15/2041, 4.750%	4,600,000	6,488,604
U.S. Treasury Notes
01/31/2017, 0.500%(a)	2,000,000	1,999,804
01/31/2017, 3.125%(a)	20,000,000	20,383,600

22	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments

April 30, 2016 (Unaudited)

Description and Maturity Date	Principal Amount	Value
GOVERNMENT & AGENCY OBLIGATIONS (continued)
05/15/2017, 4.500% (a)	$20,000,000	$20,799,220
07/31/2017, 0.625% (a)	10,800,000	10,797,678
08/15/2017, 4.750% (a)	20,000,000	21,052,740
09/15/2017, 1.000% (a)	5,000,000	5,022,460
02/15/2018, 3.500% (a)	14,000,000	14,684,684

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $182,696,551)		184,066,891

	Shares	Value
SHORT-TERM INVESTMENTS 3.37%
Money Market Fund 3.37%
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class (0.200% 7-day yield)	19,715,100	19,715,100

TOTAL SHORT-TERM INVESTMENTS (Cost $19,715,100)		19,715,100

Total Investments - 158.93% (Cost $928,334,062)		929,561,720

Liabilities in Excess of Other Assets - (58.93%)(h)		(344,669,684)

NET ASSETS - 100.00%		$584,892,036

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (25.50%)
Consumer Discretionary (1.20%)
Auto Components (0.43%)
Bridgestone Corp.	(64,200)	$(2,483,526)

Specialty Retail (0.77%)
Tiffany & Co.	(26,000)	(1,855,100)
Williams-Sonoma, Inc.	(45,200)	(2,656,856)
		(4,511,956)
TOTAL CONSUMER DISCRETIONARY		(6,995,482)

Consumer Staples (5.18%)
Campbell Soup Co.	(40,700)	(2,511,597)
ConAgra Foods, Inc.	(55,500)	(2,473,080)
General Mills, Inc.	(40,700)	(2,496,538)
Hormel Foods Corp.	(67,100)	(2,586,705)
Kellogg Co.	(32,900)	(2,527,049)
Kimberly-Clark Corp.	(18,600)	(2,328,534)
Monster Beverage Corp.	(25,000)	(3,605,500)
PepsiCo, Inc.	(24,400)	(2,512,224)
SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Consumer Staples (continued)
Philip Morris International, Inc.	(25,300)	$(2,482,436)
The Procter & Gamble Co.	(36,800)	(2,948,416)
Tyson Foods, Inc. - Class A	(38,600)	(2,540,652)
Wal-Mart Stores, Inc.	(19,600)	(1,310,652)
		(30,323,383)

Energy (3.46%)
Atwood Oceanics, Inc.	(369,700)	(3,571,302)
Inpex Corp.	(190,000)	(1,586,071)
Noble Corp., PLC	(514,600)	(5,778,958)
Rowan Cos., PLC - Class A	(267,300)	(5,027,913)
Transocean, Ltd.	(387,344)	(4,291,772)
		(20,256,016)

Financials (4.90%)
Capital Markets (1.05%)
Credit Suisse Group AG - Sponsored ADR	(123,300)	(1,875,393)
Deutsche Bank AG	(224,600)	(4,258,416)
		(6,133,809)
Commercial Banks (1.70%)
ABN AMRO Group NV	(89,015)	(1,902,971)
Intesa Sanpaolo SpA	(662,421)	(1,835,583)
Itau Unibanco Holding S.A. - Preference Shares, Sponsored ADR	(495,421)	(4,721,362)
United Overseas Bank, Ltd.	(105,500)	(1,459,122)
		(9,919,038)
Consumer Finance (1.80%)
Ally Financial, Inc.	(128,400)	(2,286,804)
American Express Co.	(62,400)	(4,082,832)
Synchrony Financial	(136,400)	(4,169,748)
		(10,539,384)
Real Estate Management & Development (0.35%)
Swire Pacific, Ltd. - Class A	(189,000)	(2,055,222)

TOTAL FINANCIALS		(28,647,453)

Health Care (2.12%)
AmerisourceBergen Corp.	(40,300)	(3,429,530)
Celgene Corp.	(7,150)	(739,381)
Eli Lilly & Co.	(33,800)	(2,552,914)
Mallinckrodt PLC	(17,900)	(1,119,108)
Merck & Co., Inc.	(27,200)	(1,491,648)
United Therapeutics Corp.	(12,700)	(1,336,040)
Varian Medical Systems, Inc.	(21,400)	(1,737,252)
		(12,405,873)

Industrials (5.34%)
Air France-KLM	(67,450)	(604,894)

Semi-Annual Report | April 30, 2016	23

Clough Global Opportunities Fund	Statement of Investments

April 30, 2016 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Industrials (continued)
The Boeing Co.	(34,900)	$(4,704,520)
Caterpillar, Inc.	(58,100)	(4,515,532)
Deutsche Lufthansa AG	(225,986)	(3,508,859)
International Consolidated Airlines Group S.A.	(571,456)	(4,383,663)
Metso OYJ	(154,363)	(3,710,054)
Petrofac, Ltd.	(141,300)	(1,744,592)
Rolls-Royce Holdings PLC - Class C(d)	(41)	–
Sandvik AB	(558,808)	(5,733,898)
Spirit AeroSystems Holdings, Inc. - Class A	(48,800)	(2,300,920)
		(31,206,932)

Information Technology (3.04%)
Analog Devices, Inc.	(51,700)	(2,911,744)
International Business Machines Corp.	(101,750)	(14,849,395)
		(17,761,139)

Materials (0.26%)
Potash Corp. of Saskatchewan, Inc.	(86,900)	(1,539,868)

TOTAL COMMON STOCKS (Proceeds $143,168,292)		(149,136,146)

EXCHANGE TRADED FUNDS (10.92%)
iShares® Russell 2000® ETF	(43,300)	(4,865,188)
Market Vectors® Semiconductor ETF	(203,900)	(10,696,594)
SPDR® S&P 500® ETF Trust	(161,850)	(33,389,655)
SPDR® S&P Retail ETF	(172,500)	(7,624,500)
Technology Select Sector SPDR® Fund	(172,700)	(7,275,851)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $61,340,359)		(63,851,788)

TOTAL SECURITIES SOLD SHORT (Proceeds $204,508,651)		$(212,987,934)
(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of April 30, 2016, the aggregate market value of those securities was $657,471,890, representing 112.41% of net assets. (See Note 1 and Note 6)
(b)	Loaned security; a portion or all of the security is on loan as of April 30, 2016.
(c)	Non-income producing security.
(d)	Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of April 30, 2016, these securities had an aggregate market value of $5,427,000 or 0.93% of total net assets.
(e)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of April 30, 2016, these securities had an aggregate market value of $35,744,209 or 6.11% of net assets.
(f)	Floating or variable rate security - rate disclosed as of April 30, 2016.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Includes cash which is being held as collateral for total return swap contracts.

24	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments

April 30, 2016 (Unaudited)

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Appreciation
Morgan Stanley	Zhengzhou Yutong Bus Co., Ltd.	$450,817	55 bps + 1D FEDEF	1 D FEDEF	01/05/2017	$8,440
		$450,817				$8,440

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Depreciation
Credit Suisse	Jiangsu Hengrui Medicine Co., Ltd. - Class A	$2,792,702	75 bps + 1M LIBOR	1 M LIBOR	05/26/2017	$(262,788)
		$2,792,702				$(262,788)
		$3,243,519				$(254,348)

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2016	25

Clough Global Funds	Statement of Investments

April 30, 2016 (Unaudited)

Abbreviations:

1D FEDEF - Federal Funds Effective Rate (Daily)
AB - Aktiebolag is the Swedish equivalent of the term corporation
ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders
A/S - Aktieselskab, Joint Stock Company in Denmark.
ASA - Allmennaksjeselskap is the Norwegian term for public limited company.
BDC - Business Development Company.
bps - Basis Points
ETF - Exchange Traded Fund
1M LIBOR - London Interbank Offered Rate (Monthly)
LLC - Limited Liability Corporation
Ltd. - Limited
NV - Naamloze Vennootschap (Dutch: Limited Liability Company)
OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
S.A. - Generally designates corporations in various countries, mostly those employing the civil law.
SpA - Societa` Per Azioni is an Italian shared company
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt

For Fund compliance purposes, each Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by each Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to the Financial Statements.

26	www.cloughglobal.com

Clough Global Funds	Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
ASSETS:

Investments, at value (Cost - see below)*	$225,253,166	$366,762,494	$929,561,720
Cash	1,907,731	1,777,357	5,671,108
Deposit with broker for futures contracts	9,535	15,892	41,319
Deposit with broker for securities sold short	52,621,934	84,725,977	214,487,612
Deposit with brokers for total return swap contracts	3,775,754	6,922,890	15,562,454
Unrealized appreciation on total return swap contracts	2,040	3,412	8,440
Dividends receivable	131,039	188,857	459,414
Interest receivable	765,092	819,302	2,946,049
Receivable for investments sold	17,424,601	27,280,669	68,450,750
Total Assets	301,890,892	488,496,850	1,237,188,866

LIABILITIES:

Foreign currency due to custodian (Cost $15,426, $25,076 and $63,372)	15,428	25,080	63,381
Loan payable	93,300,000	156,000,000	388,900,000
Interest due on loan payable	10,392	17,376	43,317
Securities sold short (Proceeds $49,667,060, $80,876,304 and $204,508,651)	51,726,482	84,219,371	212,987,934
Payable for investments purchased	11,898,897	18,007,080	48,037,297
Unrealized depreciation on total return swap contracts	63,599	106,541	262,788
Dividends payable - short sales	134,833	221,695	556,816
Interest payable - margin account	22,773	37,236	93,823
Accrued investment advisory fee	174,495	364,059	1,023,685
Accrued administration fee	71,044	129,443	327,579
Other payables and accrued expenses	210	35,210	210
Total Liabilities	157,418,153	259,163,091	652,296,830
Net Assets	$144,472,739	$229,333,759	$584,892,036
Cost of Investments	$223,044,358	$364,195,455	$928,334,062

COMPOSITION OF NET ASSETS:

Paid-in capital	$165,478,928	$263,692,992	$712,547,900
Overdistributed net investment loss	(10,320,720)	(22,025,612)	(52,411,322)
Accumulated net realized loss on investment securities, futures contracts, securities sold short, written options, total return swap contracts and foreign currency transactions	(10,772,227)	(11,453,336)	(67,734,142)
Net unrealized appreciation/(depreciation) in value of investment securities, securities sold short, total return swap contracts and translation of assets and liabilities denominated in foreign currency	86,758	(880,285)	(7,510,400)
Net Assets	$144,472,739	$229,333,759	$584,892,036
Shares of common stock outstanding of no par value, unlimited shares authorized	10,392,606	17,653,305	51,574,059
Net asset value per share	$13.90	$12.99	$11.34

* Securities Loaned, at value	$78,191,277	$133,264,090	$342,698,874

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2016	27

Clough Global Funds	Statements of Operations

For the six months ended April 30, 2016 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $2,956, $4,895 and $12,263)	$1,685,973	$2,151,258	$5,246,578
Interest on investment securities	977,271	680,086	3,369,160
Hypothecated securities income (See Note 6)	42,881	82,484	247,484
Total Income	2,706,125	2,913,828	8,863,222

EXPENSES:

Investment advisory fee	1,103,738	2,332,248	6,494,434
Administration fee	449,822	830,071	2,080,265
Interest on loan	598,791	1,001,194	2,495,924
Interest expense - margin account	167,417	299,369	685,560
Trustees fee	69,193	69,193	69,193
Dividend expense - short sales	593,997	972,379	2,450,962
Other expenses	1,085	1,085	1,085
Total Expenses	2,984,043	5,505,539	14,277,423
Net Investment Loss	(277,918)	(2,591,711)	(5,414,201)

NET REALIZED GAIN/(LOSS) ON:
Investment securities	(11,297,078)	(18,291,708)	(53,435,265)
Futures contracts	(420,652)	(689,063)	(1,752,233)
Securities sold short	(2,960,088)	(3,990,612)	(12,180,158)
Total return swap contracts	(691,258)	(2,119,698)	(2,811,097)
Foreign currency transactions	(5,355)	(89,070)	(286,046)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investment securities	1,985,986	(1,927,887)	12,674,795
Futures contracts	(10,225)	(17,108)	(43,457)
Securities sold short	2,801,095	4,168,035	11,790,241
Total return swap contracts	179,838	486,548	704,437
Translation of assets and liabilities denominated in foreign currencies	164	1,166	1,101
Net loss on investment securities, futures contracts, securities sold short, total return swap contracts and foreign currency transactions	(10,417,573)	(22,469,397)	(45,337,682)
Net Decrease in Net Assets Attributable to Common Shares from Operations	$(10,695,491)	$(25,061,108)	$(50,751,883)

See Notes to the Financial Statements.

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Clough Global Allocation Fund	Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
COMMON SHAREHOLDERS OPERATIONS:

Net investment loss	$(277,918)	$(2,781,006)
Net realized gain/(loss) from:
Investment securities	(11,297,078)	15,967,179
Futures contracts	(420,652)	(230,550)
Securities sold short	(2,960,088)	875,223
Written options	–	(64,853)
Total return swap contracts	(691,258)	492,704
Foreign currency transactions	(5,355)	(171,689)
Long-term capital gains distributions from other investment companies	–	134,798
Net change in unrealized appreciation/(depreciation) on:
Investment securities	1,985,986	(12,030,047)
Futures contracts	(10,225)	10,225
Securities sold short	2,801,095	(672,541)
Written options	–	24,188
Total return swap contracts	179,838	(587,780)
Translation of assets and liabilities denominated in foreign currencies	164	22,010
Net Increase/(Decrease) in Net Assets From Operations	(10,695,491)	987,861

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

Net investment income	(7,482,677)	(678,815)
Net realized gains	–	(14,017,538)
Net Decrease in Net Assets from Distributions	(7,482,677)	(14,696,353)

CAPITAL SHARE TRANSACTIONS
Repurchase of fund shares	–	(609,034)
Net Decrease in Net Assets From Share Transactions	–	(609,034)

Net Decrease in Net Assets Attributable to Common Shares	(18,178,168)	(14,317,526)

NET ASSETS ATTRIBUABLE TO COMMON SHARES:

Beginning of period	162,650,907	176,968,433
End of period*	$144,472,739	$162,650,907
*Includes overdistributed net investment loss of:	$(10,320,720)	$(2,560,125)

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2016	29

Clough Global Equity Fund	Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
COMMON SHAREHOLDERS OPERATIONS:

Net investment loss	$(2,591,711)	$(7,967,081)
Net realized gain/(loss) from:
Investment securities	(18,291,708)	25,881,488
Futures contracts	(689,063)	(365,111)
Securities sold short	(3,990,612)	510,269
Written options	–	(89,508)
Total return swap contracts	(2,119,698)	809,544
Foreign currency transactions	(89,070)	(309,402)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	(1,927,887)	(17,087,295)
Futures contracts	(17,108)	17,108
Securities sold short	4,168,035	(666,023)
Written options	–	30,195
Total return swap contracts	486,548	(1,152,988)
Translation of assets and liabilities denominated in foreign currencies	1,166	47,769
Net Decrease in Net Assets From Operations	(25,061,108)	(341,035)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

Net investment income	(12,180,780)	(728,765)
Net realized gains	–	(23,457,129)
Net Decrease in Net Assets from Distributions	(12,180,780)	(24,185,894)

CAPITAL SHARE TRANSACTIONS
Repurchase of fund shares	–	(2,726,913)
Net Decrease in Net Assets From Share Transactions	–	(2,726,913)

Net Decrease in Net Assets Attributable to Common Shares	(37,241,888)	(27,253,842)

NET ASSETS ATTRIBUABLE TO COMMON SHARES:

Beginning of period	266,575,647	293,829,489
End of period*	$229,333,759	$266,575,647
*Includes overdistributed net investment loss of:	$(22,025,612)	$(7,253,121)

See Notes to the Financial Statements.

30	www.cloughglobal.com

Clough Global Opportunities Fund	Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
COMMON SHAREHOLDERS OPERATIONS:

Net investment loss	$(5,414,201)	$(17,854,276)
Net realized gain/(loss) from:
Investment securities	(53,435,265)	73,407,994
Futures contracts	(1,752,233)	(943,537)
Securities sold short	(12,180,158)	3,220,497
Written options	–	(273,567)
Total return swap contracts	(2,811,097)	2,052,697
Foreign currency transactions	(286,046)	(796,416)
Long-term capital gains distributions from other investment companies	–	6,811
Net change in unrealized appreciation/(depreciation) on:
Investment securities	12,674,795	(53,855,662)
Futures contracts	(43,457)	43,457
Securities sold short	11,790,241	(2,637,957)
Written options	–	106,238
Total return swap contracts	704,437	(2,415,201)
Translation of assets and liabilities denominated in foreign currencies	1,101	121,062
Net Increase/(Decrease) in Net Assets From Operations	(50,751,883)	182,140

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

Net investment income	(30,944,436)	–
Net realized gains	–	(61,512,262)
Net Decrease in Net Assets from Distributions	(30,944,436)	(61,512,262)

CAPITAL SHARE TRANSACTIONS
Repurchase of fund shares	–	(1,936,592)
Net Decrease in Net Assets From Share Transactions	–	(1,936,592)

Net Decrease in Net Assets Attributable to Common Shares	(81,696,319)	(63,266,714)

NET ASSETS ATTRIBUABLE TO COMMON SHARES:

Beginning of period	666,588,355	729,855,069
End of period*	$584,892,036	$666,588,355
*Includes overdistributed net investment loss of:	$(52,411,322)	$(16,052,685)

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2016	31

Clough Global Funds	Statements of Cash Flows

For the six months ended April 30, 2016 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(10,695,491)	$(25,061,108)	$(50,751,883)
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(254,050,514)	(357,089,464)	(942,419,366)
Proceeds from disposition of investment securities	252,193,104	337,937,842	911,012,319
Proceeds from securities sold short transactions	166,678,559	273,518,382	687,077,977
Cover securities sold short transactions	(211,845,465)	(357,309,853)	(876,527,399)
Net proceeds from short-term investment securities	7,900,623	29,878,770	60,832,664
Net realized loss from investment securities	11,297,078	18,291,708	53,435,265
Net realized loss on securities sold short	2,960,088	3,990,612	12,180,158
Net realized gain on foreign currency transactions	(10)	0	(11)
Net change in unrealized (appreciation)/depreciation on investment securities	(1,985,986)	1,927,887	(12,674,795)
Net change in unrealized appreciation on securities sold short	(2,801,095)	(4,168,035)	(11,790,241)
Net change in unrealized appreciation on total return swap contracts	(179,838)	(486,548)	(704,437)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	(164)	(1,166)	(1,101)
Net amortization/(accretion) of premiums/discounts	212,330	351,125	877,630
Decrease in deposits with broker for futures contracts	146,465	245,108	621,681
Decrease in deposits with broker for securities sold short	44,920,892	84,527,438	186,273,892
Decrease in deposits with brokers for total return swap contracts	2,227,883	3,632,317	9,258,996
Decrease in dividends receivable	39,032	54,683	79,302
Increase in interest receivable	(457,888)	(577,625)	(1,707,617)
Increase in interest due on loan payable	2,366	3,955	9,860
Decrease in variation margin payable	(18,525)	(30,994)	(78,731)
Increase in dividends payable - short sales	55,260	89,279	227,094
Decrease in interest payable - margin account	(38,962)	(81,790)	(161,271)
Decrease in accrued investment advisory fee	(40,537)	(100,281)	(244,601)
Decrease in accrued administration fee	(16,505)	(35,656)	(78,273)
Decrease in accrued trustees fee	(148)	(148)	(148)
Decrease in other payables and accrued expenses	(265)	(29,999)	(265)
Net cash provided by operating activities	6,502,287	9,476,439	24,746,699

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid	(7,482,677)	(12,180,780)	(30,944,436)
Net cash used in financing activities	(7,482,677)	(12,180,780)	(30,944,436)

Effect of exchange rates on cash	164	1,166	1,101

Net Change in Cash and Foreign Rates on Cash and Foreign Currency	(980,226)	(2,703,175)	(6,196,636)

Cash and foreign currency, beginning of period	$2,872,529	$4,455,452	$11,804,363
Cash and foreign currency, end of period	$1,892,303	$1,752,277	$5,607,727

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest from bank borrowing:	$596,425	$997,239	$2,486,064

See Notes to the Financial Statements.

32	www.cloughglobal.com

Clough Global Allocation Fund	Financial Highlights

For a share outstanding throughout the periods indicated

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015	For the Period Ended October 31, 2014(1)		For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value ‐ beginning of period	$15.65		$16.96	$17.51		$17.38	$16.30	$18.35	$16.90
Income from investment operations:
Net investment income/(loss)*	(0.03)		(0.27)	(0.12)		(0.26)	(0.01)	0.26	0.38
Net realized and unrealized gain/(loss) on investments	(1.00)		0.38	0.31		1.90	2.29	(1.11)	2.27
Total Income/(Loss) from Investment Operations	(1.03)		0.11	0.19		1.64	2.28	(0.85)	2.65

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.72)		(0.07)	(0.14)		(0.24)	(0.90)	(1.20)	(1.20)
Net realized gains	–		(1.34)	(0.60)		(1.27)	(0.30)	–	–
Total Distributions to Common Shareholders	(0.72)		(1.41)	(0.74)		(1.51)	(1.20)	(1.20)	(1.20)

CAPITAL SHARE TRANSACTIONS:
Dilutive impact of capital share transactions*	–		(0.01)	–		–	–	–	–
Total Capital Share Transactions	–		(0.01)	–		–	–	–	–
Net asset value ‐ end of period	$13.90		$15.65	$16.96		$17.51	$17.38	$16.30	$18.35
Market price ‐ end of period	$11.68		$13.60	$14.60		$15.18	$15.07	$13.94	$16.24

Total Investment Return ‐ Net Asset Value:(2)	(5.78)%		1.61%	1.68%		11.14%	16.19%	(3.48)%	17.30%
Total Investment Return ‐ Market Price:(2)	(8.89)%		2.57%	0.97%		11.12%	17.81%	(6.73)%	10.20%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$144,473		$162,651	$176,968		$182,737	$181,309	$170,120	$191,502
Ratios to average net assets attributable to common shareholders:
Total expenses	4.03	%(3)	3.95%	3.25	%(3)	3.34%	3.24%	3.05%	2.87%
Total expenses excluding interest expense and dividends on short sales expense	2.19	%(3)	2.17%	2.00	%(3)	1.94%	1.93%	1.80%	1.74%
Net investment income/(loss)	(0.38	)(3)	(1.58)	(1.15	)(3)	(1.47)	(0.04)	1.61	2.28
Portfolio turnover rate(4)	113%		172%	110%		179%	250%	192%	172%

Borrowings at End of Period
Aggregate Amount Outstanding (000s)	$93,300		$93,300	$93,300		$93,300	$89,800	$89,800	$89,800
Asset Coverage Per $1,000 (000s)	$2,548		$2,743	$2,897		$2,959	$3,019	$2,894	$3,133

*	Based on average shares outstanding.
(1)	The Board announced, on September 12, 2014, approval to change the fiscal year-end of the Fund from March 31 to October 31 (See Note 1).
(2)
Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund's common shares. Past performance is not a guarantee of future results. Total returns for the period indicated are not annualized.

(3)	Annualized.
(4)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2016	33

Clough Global Equity Fund	Financial Highlights

For a share outstanding throughout the periods indicated

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015	For the Period Ended October 31, 2014(1)		For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value ‐ beginning of period	$15.10		$16.47	$17.15		$16.63	$15.53	$17.62	$16.29
Income from investment operations:
Net investment income/(loss)*	(0.15)		(0.45)	(0.17)		(0.33)	(0.06)	0.21	0.30
Net realized and unrealized gain/(loss) on investments	(1.27)		0.46	0.23		2.33	2.32	(1.14)	2.19
Total Income/(Loss) from Investment Operations	(1.42)		0.01	0.06		2.00	2.26	(0.93)	2.49

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.69)		(0.04)	(0.08)		(0.38)	(0.87)	(1.14)	(1.16)
Net realized gains	–		(1.32)	(0.66)		(1.10)	(0.29)	–	–
Tax return of capital	–		–	–		–	–	(0.02)	–
Total Distributions to Common Shareholders	(0.69)		(1.36)	(0.74)		(1.48)	(1.16)	(1.16)	(1.16)

CAPITAL SHARE TRANSACTIONS:
Dilutive impact of capital share transactions*	–		(0.02)	–		–	–	–	–
Total Capital Share Transactions	–		(0.02)	–		–	–	–	–
Net asset value ‐ end of period	$12.99		$15.10	$16.47		$17.15	$16.63	$15.53	$17.62
Market price ‐ end of period	$10.83		$12.92	$14.34		$15.42	$14.70	$13.09	$15.37

Total Investment Return ‐ Net Asset Value:(2)	(8.63)%		0.76%	0.86%		13.57%	16.90%	(4.08)%	17.05%
Total Investment Return ‐ Market Price:(2)	(10.97)%		(0.98)%	(2.33)%		15.52%	22.60%	(7.32)%	16.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$229,334		$266,576	$293,829		$305,958	$296,710	$277,061	$314,355
Ratios to average net assets attributable to common shareholders:
Total expenses	4.61	%(3)	4.56%	3.68	%(3)	3.76%	3.67%	3.43%	3.23%
Total expenses excluding interest expense and dividends on short sales expense	2.71	%(3)	2.77%	2.42	%(3)	2.36%	2.35%	2.18%	2.10%
Net investment income/(loss)	(2.17	)%(3)	(2.73)%	(1.68	)%(3)	(1.95)%	(0.37)%	1.34%	1.87%
Portfolio turnover rate(4)	98%		154%	102%		166%	250%	183%	173%

Borrowings at End of Period
Aggregate Amount Outstanding (000s)	$156,000		$156,000	$156,000		$156,000	$147,000	$147,000	$147,000
Asset Coverage Per $1,000 (000s)	$2,470		$2,709	$2,884		$2,961	$3,018	$2,885	$3,138

*	Based on average shares outstanding.
(1)	The Board announced, on September 12, 2014, approval to change the fiscal year-end of the Fund from March 31 to October 31 (See Note 1).
(2)
Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund's common shares. Past performance is not a guarantee of future results. Total returns for the period indicated are not annualized.

(3)	Annualized.
(4)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to the Financial Statements.

34	www.cloughglobal.com

Clough Global Opportunities Fund	Financial Highlights

For a share outstanding throughout the periods indicated

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015	For the Period Ended October 31, 2014(1)		For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value ‐ beginning of period	$12.92		$14.11	$14.67		$14.64	$13.84	$15.72	$14.68
Income from investment operations:
Net investment income/(loss)*	(0.10)		(0.35)	(0.15)		(0.32)	(0.09)	0.14	0.25
Net realized and unrealized gain/(loss) on investments	(0.88)		0.36	0.26		1.72	1.97	(0.94)	1.87
Total Income/(Loss) from Investment Operations	(0.98)		0.01	0.11		1.40	1.88	(0.80)	2.12

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.60)		–	–		(0.11)	(1.08)	(1.05)	(1.08)
Net realized gains	–		(1.19)	(0.67)		(1.26)	–	–	–
Tax return of capital	–		–	–		–	–	(0.03)	–
Total Distributions to Common Shareholders	(0.60)		(1.19)	(0.67)		(1.37)	(1.08)	(1.08)	(1.08)

CAPITAL SHARE TRANSACTIONS:
Dilutive impact of capital share transactions*	–		(0.01)	–		–	–	–	–
Total Capital Share Transactions	–		(0.01)	–		–	–	–	–
Net asset value ‐ end of period	$11.34		$12.92	$14.11		$14.67	$14.64	$13.84	$15.72
Market price ‐ end of period	$9.47		$11.25	$12.18		$12.75	$12.87	$11.78	$13.85

Total Investment Return ‐ Net Asset Value:(2)	(6.74)%		1.13%	1.39%		11.26%	15.87%	(3.88)%	16.21%
Total Investment Return ‐ Market Price:(2)	(10.56)%		1.93%	0.70%		9.99%	19.67%	(7.14)%	15.27%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$584,892		$666,588	$729,855		$759,084	$757,452	$716,213	$813,178
Ratios to average net assets attributable to common shareholders:
Total expenses	4.72	%(3)	4.62%	3.86	%(3)	3.97%	3.86%	3.61%	3.40%
Total expenses excluding interest expense and dividends on short sales expense	2.86	%(3)	2.82%	2.60	%(3)	2.55%	2.52%	2.35%	2.25%
Net investment income/(loss)	(1.79	)%(3)	(2.47)%	(1.76	)%(3)	(2.15)%	(0.64)%	1.04%	1.74%
Portfolio turnover rate(4)	103%		176%	111%		178%	241%	193%	171%

Borrowings at End of Period
Aggregate Amount Outstanding (000s)	$388,900		$388,900	$388,900		$388,900	$388,900	$388,900	$388,900
Asset Coverage Per $1,000 (000s)	$2,504		$2,714	$2,877		$2,952	$2,948	$2,842	$3,091

*	Based on average shares outstanding.
(1)	The Board announced, on September 12, 2014, approval to change the fiscal year-end of the Fund from March 31 to October 31 (See Note 1).
(2)
Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund's common shares. Past performance is not a guarantee of future results. Total returns for the period indicated are not annualized.

(3)	Annualized.
(4)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2016	35

Clough Global Funds	Notes to Financial Statements

April 30, 2016 (Unaudited)

1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund, are closed‐end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”). The Funds were organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated April 27, 2004 and January 25, 2005, respectively for Clough Global Allocation Fund and Clough Global Equity Fund, and an Agreement and Declaration of Trust dated January 12, 2006, for Clough Global Opportunities Fund. The Funds were previously registered as non‐diversified investment companies. As a result of ongoing operations, each of the Funds became a diversified company. The Funds may not resume operating in a non‐diversified manner without first obtaining shareholder approval. Each Fund’s investment objective is to provide a high level of total return. Each Declaration of Trust provides that the Board of Trustees may authorize separate classes of shares of beneficial interest. The common shares of Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund are listed on the NYSE MKT and trade under the ticker symbols “GLV”, “GLQ” and “GLO” respectively. The Board of Trustees of each Fund announced, on September 12, 2014, that it had approved a change to the Funds' fiscal year‐end from March 31 to October 31.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP.

The net asset value per share of each Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE” or the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when a Fund is not open for business. As a result, each Fund’s net asset value may change at times when it is not possible to purchase or sell shares of a Fund.

Investment Valuation: Securities, including futures contracts, held by each Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over‐the‐counter market, at the mean of the bid and asked prices on such day. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the board‐appointed fair valuation committee. Debt securities for which the over‐the‐counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Board of Trustees, debt securities (including short‐term obligations that will mature in 60 days or less) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional‐size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Over‐the‐counter options are valued at the mean between bid and asked prices provided by dealers. Exchange‐traded options are valued at closing settlement prices. Total return swaps are priced based on valuations provided by a Board approved independent third party pricing agent. If a total return swap price cannot be obtained from an independent third party pricing agent the Fund shall seek to obtain a bid price from at least one independent and/or executing broker.

If the price of a security is unavailable in accordance with the aforementioned pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by management pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security.

A three‐tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

36	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements

April 30, 2016 (Unaudited)

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used as of April 30, 2016, in valuing each Fund’s investments carried at value. The Funds recognize transfers between the levels as of the end of the period in which the transfer occurred. There were no transfers between Levels 1 and 2 during the period ended April 30, 2016.

Clough Global Allocation Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$29,744,629	$–	$–	$29,744,629
Consumer Staples	914,550	–	–	914,550
Energy	38,190,860	1,323,338	–	39,514,198
Financials	36,427,386	–	–	36,427,386
Health Care	17,409,330	–	–	17,409,330
Industrials	10,247,707	–	–	10,247,707
Information Technology	15,051,181	–	–	15,051,181
Materials	2,780,328	–	–	2,780,328
Telecommunication Services	1,745,813	–	–	1,745,813
Closed‐End Funds	4,688,703	–	–	4,688,703
Participation Notes	–	2,337,190	–	2,337,190
Warrants	11,696	–	–	11,696
Corporate Bonds	–	26,203,074	–	26,203,074
Asset/Mortgage Backed Securities	–	236,624	–	236,624
Government & Agency Obligations	–	31,234,626	–	31,234,626
Short‐Term Investments
Money Market Fund	6,706,131	–	–	6,706,131
TOTAL	$163,918,314	$61,334,852	$–	$225,253,166

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts**	$–	$2,040	$–	$2,040

Liabilities
Securities Sold Short*
Common Stocks	(36,216,417)	–	–	(36,216,417)
Exchange Traded Funds	(15,510,065)	–	–	(15,510,065)
Total Return Swap Contracts**	–	(63,599)	–	(63,599)
TOTAL	$(51,726,482)	$(61,559)	$–	$(51,788,041)

Semi-Annual Report | April 30, 2016	37

Clough Global Funds	Notes to Financial Statements

April 30, 2016 (Unaudited)

Clough Global Equity Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$57,777,025	$–	$–	$57,777,025
Consumer Staples	1,507,500	–	–	1,507,500
Energy	62,302,016	2,203,200	–	64,505,216
Financials	55,588,676	–	–	55,588,676
Health Care	28,973,281	651,525	–	29,624,806
Industrials	18,764,723	–	–	18,764,723
Information Technology	28,265,327	–	–	28,265,327
Materials	5,196,292	–	–	5,196,292
Telecommunication Services	2,881,382	–	–	2,881,382
Participation Notes	–	3,901,117	–	3,901,117
Warrants	19,572	–	–	19,572
Corporate Bonds	–	12,335,421	–	12,335,421
Government & Agency Obligations	–	76,242,548	–	76,242,548
Short‐Term Investments
Money Market Fund	10,152,889	–	–	10,152,889
TOTAL	$271,428,683	$95,333,811	$–	$366,762,494

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts**	$–	$3,412	$–	$3,412

Liabilities
Securities Sold Short*
Common Stocks	(59,105,263)	–	–	(59,105,263)
Exchange Traded Funds	(25,114,108)	–	–	(25,114,108)
Total Return Swap Contracts**	–	(106,541)	–	(106,541)
TOTAL	$(84,219,371)	$(103,129)	$–	$(84,322,500)

38	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements

April 30, 2016 (Unaudited)

Clough Global Opportunities Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$132,237,058	$–	$–	$132,237,058
Consumer Staples	3,758,700	–	–	3,758,700
Energy	156,879,010	5,427,000	–	162,306,010
Financials	138,225,787	–	–	138,225,787
Health Care	71,991,597	–	–	71,991,597
Industrials	45,979,362	–	–	45,979,362
Information Technology	66,868,754	–	–	66,868,754
Materials	13,017,769	–	–	13,017,769
Telecommunication Services	7,272,723	–	–	7,272,723
Participation Notes	–	9,616,518	–	9,616,518
Warrants	48,732	–	–	48,732
Corporate Bonds	–	74,456,719	–	74,456,719
Government & Agency Obligations	–	184,066,891	–	184,066,891
Short‐Term Investments
Money Market Fund	19,715,100	–	–	19,715,100
TOTAL	$655,994,592	$273,567,128	$–	$929,561,720

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts**	$–	$8,440	$–	$8,440

Liabilities
Securities Sold Short*
Common Stocks	(149,136,146)	–	–	(149,136,146)
Exchange Traded Funds	(63,851,788)	–	–	(63,851,788)
Total Return Swap Contracts**	–	(262,788)	–	(262,788)
TOTAL	$(212,987,934)	$(254,348)	$–	$(213,242,282)

*	For detailed industry descriptions, see the accompanying Statement of Investments.
**	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

In the event a Board approved independent pricing service is unable to provide an evaluated price for a security or Clough Capital Partners L.P. (the “Adviser” or “Clough”) believes the price provided is not reliable, securities of each Fund may be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

On a monthly basis, the Fair Value Committee of each Fund meets and discusses securities that have been fair valued during the preceding month in accordance with the Funds’ Fair Value Procedures and reports quarterly to the Board of Trustees on the results of those meetings.

For the period ended April 30, 2016, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Foreign Securities: Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Semi-Annual Report | April 30, 2016	39

Clough Global Funds	Notes to Financial Statements

April 30, 2016 (Unaudited)

The effect of changes in foreign currency exchange rates on investments is reported with investment securities realized and unrealized gains and losses in the Funds’ Statements of Operations.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency spot contracts are reported in the Funds’ Statements of Assets and Liabilities as a receivable or a payable and in the Funds’ Statements of Operations with the change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies. These spot contracts are used by the broker to settle investments denominated in foreign currencies.

A Fund may realize a gain or loss upon the closing or settlement of the foreign transactions, excluding investment securities. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statements of Operations.

Exchange Traded Funds: The Fund may invest in Exchange Traded Funds (“ETFs”), which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Short Sales: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker‐dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Each Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker‐dealer, usually cash, U.S. government securities or other liquid securities. Each Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. The cash amount is reported on the Statements of Assets and Liabilities as Deposit with broker for securities sold short which is held with one counterparty. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to short sales. The interest incurred by the Funds is reported on the Statements of Operations as Interest expense – margin account. Interest amounts payable are reported on the Statements of Assets and Liabilities as Interest payable – margin account.

Each Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against‐the‐box). In a short sale against‐the‐box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. Each Fund expects normally to close its short sales against‐the‐box by delivering newly acquired stock. Since the Funds intend to hold securities sold short for the short term, these securities are excluded from the purchases and sales of investment securities in Note 4 and the Fund’s Portfolio Turnover in the Financial Highlights.

Derivatives Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, purchased and written options, swaps, futures and warrants. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

40	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements

April 30, 2016 (Unaudited)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Each Fund may acquire put and call options and options on stock indices and enter into stock index futures contracts, certain credit derivatives transactions and short sales in connection with its equity investments. In connection with a Fund's investments in debt securities, it may enter into related derivatives transactions such as interest rate futures, swaps and options thereon and certain credit derivatives transactions. Derivatives transactions of the types described above subject a Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. Each Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by a Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivatives contract due to financial difficulties, each Fund may experience significant delays in obtaining any recovery under the derivatives contract in a bankruptcy or other reorganization proceeding. Each Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Market Risk Factors: In addition, in pursuit of their investment objectives, certain Funds may seek to use derivatives, which may increase or decrease exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options. The interest incurred on the Funds is reported on the Statements of Operations as Interest expense – margin account. Interest amounts payable by the Funds are reported on the Statements of Assets and Liabilities as Interest payable – margin account.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

There was no Written option activity for the period ended April 30, 2016.

Futures Contracts: Each Fund may enter into futures contracts. A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price at a future date. If a Fund buys a security futures contract, the Fund enters into a contract to purchase the underlying security and is said to be “long” under the contract. If a Fund sells a security futures contact, the Fund enters into a contract to sell the underlying security and is said to be “short” under the contract. The price at which the contract trades (the “contract price”) is determined by relative buying and selling interest on a regulated exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Such payables or receivables are recorded for financial statement purposes as variation margin payable or variation margin receivable by each Fund. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to futures contracts. The cash amount is reported on the Statements of Assets and Liabilities as Deposit with broker for futures contracts which is held with one counterparty.

Semi-Annual Report | April 30, 2016	41

Clough Global Funds	Notes to Financial Statements

April 30, 2016 (Unaudited)

The Funds enter into such transactions for hedging and other appropriate risk‐management purposes or to increase return. While a Fund may enter into futures contracts for hedging purposes, the use of futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. If, for example, the Fund had insufficient cash, it might have to sell a portion of its underlying portfolio of securities in order to meet daily variation margin requirements on its futures contracts or options on futures contracts at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the Funds’ portfolio holdings and futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.

Futures contract transactions may result in losses substantially in excess of the variation margin. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange‐traded futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange‐traded and the exchange’s clearinghouse, as counterparty to all exchange‐traded futures contracts, guarantees the futures contracts against default.

Swaps: During the period each Fund engaged in total return swaps. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Each Fund may utilize swap agreements as a means to gain exposure to certain assets and/or to “hedge” or protect the Fund from adverse movements in securities prices or interest rates. Each Fund is subject to equity risk and interest rate risk in the normal course of pursuing its investment objective through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If each Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to swap contracts. The cash amount is reported on the Statements of Assets and Liabilities as Deposit with brokers for total return swap contracts which is held with two counterparties.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

During the period ended April 30, 2016, the Funds invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange‐traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Each Fund held no rights at the end of the year.

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Clough Global Funds	Notes to Financial Statements

April 30, 2016 (Unaudited)

The effect of derivatives instruments on each Fund’s Statements of Assets and Liabilities as of April 30, 2016:

	Asset Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value
Clough Global Allocation Fund
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$2,040
Equity Contracts (Warrants)	Investments, at value	11,696
Total		$13,736
Clough Global Equity Fund
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$3,412
Equity Contracts (Warrants)	Investments, at value	19,572
Total		$22,984
Clough Global Opportunities Fund
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$8,440
Equity Contracts (Warrants)	Investments, at value	48,732
Total		$57,172

	Liability Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value
Clough Global Allocation Fund
Equity Contracts (Total Return Swap Contracts)	Unrealized depreciation on total return swap contracts	$63,599
Total		$63,599
Clough Global Equity Fund
Equity Contracts (Total Return Swap Contracts)	Unrealized depreciation on total return swap contracts	$106,541
Total		$106,541
Clough Global Opportunities Fund
Equity Contracts (Total Return Swap Contracts)	Unrealized depreciation on total return swap contracts	$262,788
Total		$262,788

Semi-Annual Report | April 30, 2016	43

Clough Global Funds	Notes to Financial Statements

April 30, 2016 (Unaudited)

The effect of derivatives instruments on each Fund’s Statements of Operations for the period ended April 30, 2016:

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Clough Global Allocation Fund
Foreign Currency Contracts (Futures Contracts)	Net realized gain/(loss) on futures contracts/Net change in unrealized appreciation/(depreciation) on futures contracts	$(420,652)	$(10,225)
Equity Contracts (Total Return Swap Contracts)	Net realized gain/(loss) on total return swap contracts/Net change in unrealized appreciation/(depreciation) on total return swap contracts	(691,258)	179,838
Equity Contracts (Warrants)	Net realized gain/(loss) on investment securities/ Net change in unrealized appreciation/(depreciation) on investment securities	–	(2,924)
Total		$(1,111,910)	$166,689

Clough Global Equity Fund
Foreign Currency Contracts (Futures Contracts)	Net realized gain/(loss) on futures contracts/Net change in unrealized appreciation/(depreciation) on futures contracts	$(689,063)	$(17,108)
Equity Contracts (Total Return Swap Contracts)	Net realized gain/(loss) on total return swap contracts/Net change in unrealized appreciation/(depreciation) on total return swap contracts	(2,119,698)	486,548
Equity Contracts (Warrants)	Net realized gain/(loss) on investment securities/ Net change in unrealized appreciation/(depreciation) on investment securities	–	(4,893)
Total		$(2,808,761)	$464,547

44	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements

April 30, 2016 (Unaudited)

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Clough Global Opportunities Fund
Foreign Currency Contracts (Futures Contracts)	Net realized gain/(loss) on futures contracts/Net change in unrealized appreciation/(depreciation) on futures contracts	$(1,752,233)	$(43,457)
Equity Contracts (Total Return Swap Contracts)	Net realized gain/(loss) on total return swap contracts/Net change in unrealized appreciation/(depreciation) on total return swap contracts	(2,811,097)	704,437
Equity Contracts (Warrants)	Net realized gain/(loss) on investment securities/ Net change in unrealized appreciation/(depreciation) on investment securities	–	(12,184)
Total		$(4,563,330)	$648,796

The average total return swap contracts notional amount during the period ended April 30, 2016, is noted below for each of the Funds.

Fund	Average Swap Contract Notional Amount
Clough Global Allocation Fund	$2,764,454
Clough Global Equity Fund	5,789,434
Clough Global Opportunities Fund	11,397,015

The average warrant market value during the period ended April 30, 2016, is noted below for each of the Funds.

Fund	Average Warrant Market Value
Clough Global Allocation Fund	$13,158
Clough Global Equity Fund	22,019
Clough Global Opportunities Fund	54,824

The average futures contracts volume during the period ended April 30, 2016, is noted below for each of the Funds.

Fund	Average Futures Contract Volume
Clough Global Allocation Fund	31
Clough Global Equity Fund	50
Clough Global Opportunities Fund	129

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

Semi-Annual Report | April 30, 2016	45

Clough Global Funds	Notes to Financial Statements

April 30, 2016 (Unaudited)

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2016.

Offsetting of Derivatives Assets

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received(a)	Net Amount
Clough Global Allocation Fund
Total Return Swap Contracts	$2,040	$–	$2,040	$–	$–	$2,040
Total	$2,040	$–	$2,040	$–	$–	$2,040

Clough Global Equity Fund
Total Return Swap Contracts	$3,412	$–	$3,412	$–	$–	$3,412
Total	$3,412	$–	$3,412	$–	$–	$3,412

Clough Global Opportunities Fund
Total Return Swap Contracts	$8,440	$–	$8,440	$–	$–	$8,440
Total	$8,440	$–	$8,440	$–	$–	$8,440

Offsetting of Derivatives Liabilities

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount
Clough Global Allocation Fund
Total Return Swap Contracts	$63,599	$–	$63,599	$–	$(63,599)	$–
Total	$63,599	$–	$63,599	$–	$(63,599)	$–

Clough Global Equity Fund
Total Return Swap Contracts	$106,541	$–	$106,541	$–	$(106,541)	$–
Total	$106,541	$–	$106,541	$–	$(106,541)	$–

Clough Global Opportunities Fund
Total Return Swap Contracts	$262,788	$–	$262,788	$–	$(262,788)	$–
Total	$262,788	$–	$262,788	$–	$(262,788)	$–

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged, which is disclosed in the Statement of Investments.

Income Taxes: Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. As of and during the period ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

46	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements

April 30, 2016 (Unaudited)

Distributions to Shareholders: Each Fund intends to make a level dividend distribution each month to Common Shareholders after payment of interest on any outstanding borrowings. The level dividend rate may be modified by the Board of Trustees from time to time. Any net capital gains earned by a Fund are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Fund on the ex-dividend date. Each Fund has received approval from the Securities and Exchange Commission (the “Commission”) for exemption from Section 19(b) of the 1940 Act, and Rule 19b-1 there under permitting each Fund to make periodic distributions of long-term capital gains, provided that the distribution policy of a Fund with respect to its Common Shares calls for periodic (e.g. quarterly/monthly) distributions in an amount equal to a fixed percentage of each Fund’s average net asset value over a specified period of time or market price per common share at or about the time of distributions or pay-out of a level dollar amount.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income and Dividend expense-short sales are recorded on the ex-dividend date. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

Counterparty Risk: Each of the Funds run the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of each Fund’s securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. In addition, to the extent that each of the Funds use over-the-counter derivatives, and/or has significant exposure to a single counterparty, this risk will be particularly pronounced for each of the Funds.

Other Risk Factors: Investing in the Funds may involve certain risks including, but not limited to, the following:

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Funds’ ability to achieve their investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Funds to be subject to larger short-term declines in value.

The Funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Funds invest in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

2.   TAXES

Classification of Distributions: Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.

Semi-Annual Report | April 30, 2016	47

Clough Global Funds	Notes to Financial Statements

April 30, 2016 (Unaudited)

The tax character of the distributions paid by the Funds during the year ended October 31, 2015, were as follows:

	Long-Term Capital
	Ordinary Income	Gains	Total
Clough Global Allocation Fund
October 31, 2015	$1,688,646	$13,007,707	$14,696,353
Clough Global Equity Fund
October 31, 2015	$1,958,287	$22,227,607	$24,185,894
Clough Global Opportunities Fund
October 31, 2015	$6,132,133	$55,380,129	$61,512,262

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of April 30, 2016, were as follows:

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
Gross appreciation (excess of value over tax cost)	$8,880,002	$15,582,155	$29,600,865
Gross depreciation (excess of tax cost over value)	(10,360,415)	(18,886,487)	(46,670,249)
Net unrealized depreciation	$(1,480,413)	$(3,304,332)	$(17,069,384)
Cost of investments for income tax purposes	$226,733,579	$370,066,826	$946,631,104

The difference between book and tax basis unrealized depreciation is attributable primarily to wash sales and tax treatment of certain other investments.

3.   CAPITAL TRANSACTIONS

Common Shares: There are an unlimited number of no par value common shares of beneficial interest authorized for each Fund.

The Board of Trustees of each Fund announced, on April 20, 2015, that it had approved a share repurchase program in accordance with Section 23(c) of the 1940 Act. Under the share repurchase program, each Fund may purchase up to 5% of its outstanding common shares as of April 9, 2015, in the open market, through the Funds’ fiscal year end of October 31, 2015. The Board of Trustees of each Fund approved, in October 2015, to extend the share repurchase program through the Funds’ fiscal year end of October 31, 2016.

Transactions in common shares were as follows:
	Clough Global Allocation Fund
	For the Six Months Ended April 30, 2016	For the Year Ended October 31, 2015
Common Shares Outstanding - beginning of period	10,392,606	10,434,606
Repurchase of Fund Shares	–	(42,000)
Common Shares Outstanding - end of period	10,392,606	10,392,606

Transactions in common shares were as follows:
	Clough Global Equity Fund
	For the Six Months Ended April 30, 2016	For the Year Ended October 31, 2015
Common Shares Outstanding - beginning of period	17,653,305	17,840,705
Repurchase of Fund Shares	–	(187,400)
Common Shares Outstanding - end of period	17,653,305	17,653,305

48	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements

April 30, 2016 (Unaudited)

Transactions in common shares were as follows:

	Clough Global Opportunities Fund
	For the Six Months Ended April 30, 2016	For the Year Ended October 31, 2015
Common Shares Outstanding - beginning of period	51,574,059	51,736,859
Repurchase of Fund Shares	–	(162,800)
Common Shares Outstanding - end of period	51,574,059	51,574,059

During the year ended October 31, 2015, 42,000, 187,400 and 162,800 shares of common stock were repurchased at a total purchase price of $609,034, $2,726,913 and $1,936,592 for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively.  These transactions reflect a weighted average discount from net asset value per share of 13.45%, 11.45% and 14.19% for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively.

4.	PORTFOLIO SECURITIES

Purchases and sales of investment securities, excluding securities sold short intended to be held for less than one year and short-term securities, for the period ended April 30, 2016, are listed in the table below.

Fund	Cost of Investments Purchased	Proceeds From Investments Sold	Purchases of Long-Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
Clough Global Allocation Fund	$184,003,677	$195,026,857	$72,877,018	$62,120,397
Clough Global Equity Fund	253,215,362	289,137,815	106,723,166	56,061,754
Clough Global Opportunities Fund	671,452,314	745,499,024	279,842,348	183,890,613

5.	INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Clough serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement (each an “Advisory Agreement” and collectively, the “Advisory Agreements”) with each Fund. As compensation for its services to the Fund, Clough receives an annual investment advisory fee of 0.70%,  0.90%  and  1.00%  based  on  Clough  Global  Allocation  Fund’s,  Clough  Global  Equity  Fund’s  and  Clough  Global  Opportunities  Fund’s, respectively, average daily total assets, computed daily and payable monthly. ALPS Fund Services, Inc. (“ALPS”) serves as each Fund’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement with each Fund. As compensation for its services to each Fund, ALPS receives an annual administration fee based on each Fund’s average daily total assets, computed daily and payable monthly. ALPS will pay all expenses incurred by each Fund, with the exception of advisory fees, trustees’ fees, portfolio transaction expenses, litigation expenses, taxes, expenses of conducting repurchase offers for the purpose of repurchasing fund shares, costs of preferred shares, and extraordinary expenses.

Both Clough and ALPS are considered to be “affiliates” of the Funds as defined in the 1940 Act.

6.	COMMITTED FACILITY AGREEMENT AND LENDING AGREEMENT

Each Fund entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) dated January 16, 2009, as amended, between each Fund and BNP Paribas Prime Brokerage, Inc. (“BNP”) that allows each Fund to borrow funds from BNP.   Each Fund is currently borrowing the maximum commitment covered by the agreement. Borrowings under the Agreement are secured by assets of each Fund that are held by a Fund’s custodian in a separate account (the “pledged collateral”) valued at $149,809,681, $242,445,372 and $599,198,354 for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. Each Fund may, with 30 days notice, reduce the Maximum Commitment Financing (Initial Limit amount plus the increased borrowing amount in excess of the Initial Limit) to a lesser amount if drawing on the full amount would result in a violation of the applicable asset coverage requirement of Section 18 of the 1940 Act. Interest is charged at the three month LIBOR (London Inter-bank Offered Rate) plus 0.70% on the amount borrowed and 0.65% on the undrawn balance. Each Fund also pays a one-time arrangement fee of 0.25% on (i) the Initial Limit and (ii) any increased borrowing amount in the excess of the Initial Limit, paid in monthly installments for the six months immediately following the date on which borrowings were drawn by the Fund.

Semi-Annual Report | April 30, 2016	49

Clough Global Funds	Notes to Financial Statements

April 30, 2016 (Unaudited)

The Agreement was amended on December 31, 2013, to increase the Maximum Commitment Financing to $93,300,000 for the Clough Global Allocation Fund and $156,000,000 for the Clough Global Equity Fund. For the period ended April 30, 2016, the average borrowings outstanding for Clough  Global  Allocation  Fund,  Clough  Global  Equity  Fund  and  Clough  Global  Opportunities  Fund  under  the  agreement were  $93,300,000, $156,000,000 and $388,900,000, respectively, and the average interest rate for the borrowings was 1.27%. As of April 30, 2016, the outstanding borrowings for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $93,300,000, $156,000,000 and $388,900,000, respectively. The interest rate applicable to the borrowings of Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund on April 30, 2016, was 1.34%.

The Lending Agreement is a separate side-agreement between each Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by a Fund to BNP under the Agreement. The Lending Agreement is intended to permit each Fund to significantly reduce the cost of its borrowings under the Agreement.   BNP has the ability to reregister the Lent Securities in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral with all attendant rights of ownership. (It is each Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) Each Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by a Fund. During the year in which the Lent Securities are outstanding, BNP must remit payment to each Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by a Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to each Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with each Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, each Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings.  Each Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to each Fund’s custodian no later than three business days after such request. If a Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery to each Fund’s custodian of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. Under the terms of the Lending Agreement, each Fund shall have the right to apply and set-off an amount equal to one hundred percent (100%) of the then current fair market value of such Lent Securities against the Current Borrowings.  As of April 30, 2016, the market value of the Lent Securities for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $78,191,277, $133,264,090 and $342,698,874, respectively.

The Board of Trustees has approved each Agreement and the Lending Agreement. No violations of the Agreement or the Lending Agreement have occurred during the period ended April 30, 2016.

Each Fund receives income from BNP based on the value of the Lent Securities. This income is recorded as Hypothecated securities income on the Statements of Operations. The interest incurred on borrowed amounts is recorded as Interest on loan in the Statements of Operations, a part of Total Expenses.

7.	OTHER

The Independent Trustees of each Fund receive from each Fund a quarterly retainer of $3,500 and an additional $1,500 for each board meeting attended. The Chairman of the Board of Trustees of each Fund receives a quarterly retainer from each Fund of $4,200 and an additional $1,800 for each board meeting attended. The Chairman of the Audit Committee of each Fund receives a quarterly retainer from each Fund of $3,850 and an additional $1,650 for each board meeting attended.

50	www.cloughglobal.com

Clough Global Funds	Dividend Reinvestment Plan

April 30, 2016 (Unaudited)

Unless the registered owner of Common Shares elects to receive cash by contacting DST Sytems, Inc. (the “Plan Administrator”), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in each Fund’s Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by contacting the Plan Administrator, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re–invest that cash in additional Common Shares for you. If you wish for all dividends declared on your Common Shares to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common  Shares  are registered. Whenever a  Fund  declares a dividend  or other distribution  (together, a  “Dividend”)  payable  in  cash, non– participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from a Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open–Market Purchases”) on the American Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open–Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex–dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open–Market Purchases. If, before the Plan Administrator has completed its Open–Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open–Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open–Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open–Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan  participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by a Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open–Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

Each Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, each Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, DST Systems, Inc.,  333 West 11th  Street, 5th Floor, Kansas City, Missouri 64105.

Semi-Annual Report | April 30, 2016	51

Clough Global Funds	Additional Information

April 30, 2016 (Unaudited)

FUND PROXY VOTING POLICIES & PROCEDURES

Each Fund’s policies and procedures used in determining how to vote proxies relating to portfolio securities are available on the Funds’ website at http://www.cloughglobal.com. Information regarding how each Fund voted proxies relating to portfolio securities held by each Fund for the period ended June 30, are available without charge, upon request, by contacting the Funds at 1-877-256-8445 and on the Commission’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N–Q within 60 days after the end of the period. Copies of the Funds’ Form N–Q are available without a charge, upon request, by contacting the Funds at 1–877– 256–8445 and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N–Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1–800–SEC–0330.

NOTICE

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that each Fund may purchase at market prices from time to time shares of its common stock in the open market.

SECTION 19(A) NOTICES

The following table sets forth the estimated amount of the sources of distribution for purposes of Section 19 of the Investment Company Act of 1940, as amended, and the related rules adopted there under. Each Fund estimates the following percentages, of the total distribution amount per share, attributable to (i) current and prior fiscal year net investment income, (ii) net realized short-term capital gain, (iii) net realized long-term capital gain and (iv) return of capital or other capital source as a percentage of the total distribution amount. These percentages are disclosed for the fiscal year-to-date cumulative distribution amount per share for each Fund.

The amounts and sources of distributions reported in these 19(a) notices are only estimates and not for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the period ended April 30, 2016				% Breakdown of the Total Cumulative Distributions for the period ended April 30, 2016
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share
Clough Global Allocation Fund	$0.00000	$0.59270	$0.12730	$0.72000	0.00%	82.32%	17.68%	100.00%
Clough Global Equity Fund	$0.00000	$0.57500	$0.11500	$0.69000	0.00%	83.33%	16.67%	100.00%
Clough Global Opportunities Fund	$0.00000	$0.18010	$0.41990	$0.60000	0.00%	30.02%	69.98%	100.00%

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, each Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by each Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month. Each Fund’s current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

52	www.cloughglobal.com

Clough Global Funds	Investment Advisory Agreement Approval

April 30, 2016 (Unaudited)

On April 14, 2016, the Board of Trustees (the “Board” or the “Trustees”) of each of Clough Global Allocation Fund (“GLV”), Clough Global Equity Fund (“GLQ”) and Clough Global Opportunities Fund (“GLO” and together with GLV and GLQ, each, a “Fund” and collectively, the “Funds”) met in person to, among other things, review and consider the renewal of the Investment Advisory Agreement with each Fund (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”).  During their review of each Advisory Agreement, the Trustees, including the Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered in general the nature, quality and scope of services to be provided by Clough.

Prior  to  the beginning  of  their  review of  the Advisory Agreements, counsel to  the Funds, who  also  serves as  independent counsel  to  the Independent Trustees, discussed with the Trustees their role and fiduciary responsibilities in general and also specifically under the 1940 Act with respect to the renewal of each Advisory Agreement.

Representatives from Clough discussed Clough’s materials relating to the Trustees’ consideration of renewal of the Advisory Agreements. It was noted that included in the Board materials were responses by Clough to a questionnaire prepared by legal counsel to the Funds to assist the Board in evaluating whether to renew the Advisory Agreements (the “15(c) Materials”). The Board noted that the 15(c) Materials were extensive, and included information relating to: each Fund’s investment results, portfolio composition, advisory fee and expense comparisons and profitability to Clough;  financial  information  regarding  Clough;  descriptions  of  policies,  including  compliance  monitoring  and  portfolio  trading  practices; information about the personnel providing investment management services to the Funds; and the nature of services provided under each Advisory Agreement.

The Board reviewed the organizational structure and business operations of Clough.  The Board also reviewed the qualifications of Clough and its principals to act as each Fund’s investment adviser. The Board considered the professional experience of the portfolio managers, Eric A. Brock, James E. Canty and Charles I. Clough, Jr., Partners at Clough, as well as Robert Zdunczyk, portfolio manager of the Clough Global Allocation Fund and Clough Global Opportunities Fund (collectively, the “Portfolio Managers”), emphasizing that each of the Portfolio Managers had substantial experience as  an  investment  professional.  The  Trustees  acknowledged  their  familiarity  with  the  expertise  and  standing  in  the  investment community of the Portfolio Managers, and their satisfaction with the expertise of Clough and the services provided by Clough to the Funds. The Trustees concluded that the portfolio management team was well qualified to serve the Funds in those functions.   Recent changes in Clough personnel, including certain additions were noted.

The Board discussed with representatives from Clough various investment products managed by Clough other than the Funds. The Board also considered the adequacy of Clough’s facilities. The Trustees concluded that Clough appeared to have adequate procedures and personnel in place to ensure compliance by Clough with applicable law and with each Fund’s investment objectives and restrictions.

The Board reviewed the terms of the Advisory Agreements, noting that Clough would receive a fee of 0.70%, 0.90% and 1.00% based on the average daily total assets of Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. The Trustees  reviewed  the  fees  charged  by  Clough  to  other  clients  for  which  it  provides  comparable  services.  The  Trustees  also  reviewed Clough’s balance sheet for the year ended December 31, 2015. The Trustees further reviewed a profit and loss analysis as it relates to Clough’s advisory business.

The Board reviewed Clough’s procedures relating to compliance and oversight, noting that a copy of Clough’s compliance program was included in the Board materials. The Board further reviewed information provided by Clough on whether Clough has experienced or anticipates it may experience conflicts of interest in managing the Funds.  The Board also considered that the materials contained information regarding Clough’s business continuity and disaster recovery plans as well as steps Clough has undertaken to reasonably detect and prevent cybersecurity crimes. The Board also considered information related to Clough’s trading activities and how Clough monitors best execution. The Board discussed the possible benefits Clough may accrue because of its relationship with the Funds as well as potential benefits that accrue to the Funds because of their relationship with Clough. The Board considered that Clough does not realize any direct benefits due to the allocation of brokerage and related transactions on behalf of the Funds.

The Board reviewed materials regarding the comparability of the investment advisory fees of the Funds with the investment advisory fees of other investment companies (each, an “Expense Group”), which had been prepared by Strategic Insight, an Asset International Company (“Strategic Insight”).  The  Board  also  considered  information  in  the  Strategic  Insight  report  regarding  each  Fund’s  investment performance as  well  as comparisons of each Fund’s performance with the performance during similar periods of other funds in its Expense Group and comparisons of cost and expense structures of each Fund with the cost and expense structures of other funds in the relevant Expense Group, and related matters.

The Board took into consideration that the Funds may be unique in the registered fund marketplace and that Strategic Insight had a difficult time presenting a large peer group for comparison. For each Fund, the Board compared fees from other leveraged closed-end investment companies that  Strategic  Insight  classified  as  “global  funds”  versus  Clough  Global  Allocation  Fund’s,  Clough  Global  Equity  Fund’s  and  Clough  Global Opportunities Fund’s fees as part of the expense group (the “Expense Group”).   The Board considered the extent to which each Fund utilizes leverage and short sales, thereby increasing its investment-related expenses and concluded that the use of leverage and short sales is an important part of each Fund’s investment strategy to attempt to meet each Fund’s investment objective. The Board also considered that they believe investment related expenses are operational in nature and should not be considered a management expense.  The Board further considered that Strategic Insight defined investment related expenses to include, but not be limited to, dividends on securities sold short, interest expense, reverse repurchase agreements, swaps, tender costs, and auction fees.

Semi-Annual Report | April 30, 2016	53

Clough Global Funds	Investment Advisory Agreement Approval

April 30, 2016 (Unaudited)

For GLV, the Board considered that the investment advisory fee for managed assets in the Expense Group ranged from GLV’s low of 0.70% to 1.105%, with a median of 0.982%. For GLV, the Board also considered that as prepared by Strategic Insight, the net total expenses for the Expense Group on managed assets, excluding investment related expenses, ranged from GLV’s low of 1.051% to 1.619%, with a median of 1.159%.

For GLQ, the Board considered that the investment advisory fee for managed assets in the Expense Group ranged from 0.850% to 1.000%, with GLQ falling at the median of 0.900%. For GLQ, the Board also considered that as prepared by Strategic Insight, the net total expenses for the Expense Group on managed assets, excluding investment related expenses, ranged from 0.961% to 1.388%, with a median of 1.293% and GLQ at 1.332%.

For GLO, the Board considered that the investment advisory fee for managed assets in the Expense Group ranged from 0.850% to 1.105%, with GLO falling at the median of 1.000%. For GLO, the Board also considered that as prepared by Strategic Insight, the net total expenses for the Expense Group on managed assets, excluding investment related expenses, ranged from 1.119% to 1.619%, with a median of 1.175% and GLO at 1.353%.

The  Trustees reviewed each Fund’s  performance as  compared  to  the performance of  each  Fund’s  Expense  Group  for  the one  year ended February 29, 2016.

•	For GLV, the annual net total return performance data for GLV’s Expense Group ranged from a high of -6.38% to a low of -30.76% with a median of -12.90%. GLV’s performance was -16.35%.

•	For GLQ, the annual net total return performance data for GLQ’s Expense Group ranged from a high of -9.98% to a low of -25.30% with a median of -17.30%. GLQ’s performance was -18.75%.

•	For GLO, the annual net total return performance data for GLO’s Expense Group ranged from a high of -6.38% to a low of -30.76% with a median of -12.90%. GLO’s performance was -16.84%.

The Trustees also reviewed each Fund’s performance as compared to the performance of each Fund’s Expense Group for the one year ended December 31, 2015.

•	For GLV, the annual net total return performance data for GLV’s Expense Group ranged from a high of 0.91% to a low of -23.09% with a median of -4.34%. GLV’s performance was -4.13%.

•	For GLQ, the annual net total return performance data for GLQ’s Expense Group ranged from a high of 3.01% to a low of -19.43% with a median of -4.79%. GLQ’s performance was -4.79%.

•	For GLO, the annual net total return performance data for GLO’s Expense Group ranged from a high of 0.91% to a low of -23.09% with a median of -4.59%. GLO’s performance was -4.62%.

The Independent Trustees met in executive session and with the assistance of legal counsel reviewed and discussed in more detail the information that had been presented relating to Clough, the Advisory Agreements and Clough’s profitability.

After executive session, the Board of Trustees of the Fund, present in person, with the Independent Trustees present in person voting separately, unanimously concluded that the investment advisory fee of 0.70% of Clough Global Allocation Fund’s total assets, 0.90% of Clough Global Equity Fund’s total assets and 1.00% of Clough Global Opportunities Fund’s total assets are fair and reasonable for each respective Fund and that the renewal of the Advisory Agreements is in the best interests of the Funds and their shareholders.

54	www.cloughglobal.com

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2016 SEMI-ANNUAL REPORT

Item 2.  Code of Ethics.

Not applicable to semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.   Schedule of Investments.

a.	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
b.	Not applicable to the Registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

a.	Not applicable to semi-annual report.
b.	Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes by which shareholders may recommend nominees to the Board of Trustees.

Item 11.  Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable to semi-annual report.

(a)(2)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.Cert.

(a)(3)  Not applicable.

(b)	A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906Cert.

(c)	Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940 dated September 21, 2009, the form of 19(a) Notices to Beneficial Owners are attached hereto as Exhibit 12(c).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President/Principal Executive Officer

Date:	July 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President/Principal Executive Officer

Date:	July 8, 2016

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer/Principal Financial Officer

Date:	July 8, 2016